UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Michael W. Stockton

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund®
Semi-annual report for the six months ended June 30, 2018

Invest in a balanced
fund that has stood
the test of time.

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2018:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	2.92%	8.04%	7.79%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.57% for Class A shares as of the prospectus dated March 1, 2018. The expense ratio was restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.00%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.60%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Over the first six months of 2018, the U.S. economy continued its slow but steady growth with positive developments in housing, employment and corporate earnings.

Meanwhile, the equity market rose in a mature market, though investors may have found the experience a little bumpy. After record highs at the beginning of the year, the market experienced a correction of more than 10% in the unmanaged Standard and Poor’s 500 Composite Index in late January through early February, likely due in part to investor anxiety over rising interest rates and inflation. The market quickly recovered, but even as U.S. stocks advanced over the second quarter and the S&P 500 gained 3.43%, volatility persisted amid concerns regarding global trade policy. This was exhibited in market results toward the end of June.

Fund results

American Balanced Fund (AMBAL) gained 0.87% during the six-month period ended June 30, 2018. In comparison, the Lipper Balanced Funds Index, a peer benchmark, returned 0.14%, while the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index, a broad benchmark for balanced funds in general, returned 1.00%.

Results at a glance

For periods ended June 30, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 7/26/75)[1]

AMBAL (Class A shares)	0.87%	9.21%	9.33%	8.42%	10.65%
60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index[2,3]	1.00	8.34	8.97	7.84	10.11
Lipper Balanced Funds Index[4]	0.14	7.01	7.60	6.44	9.71

The market indexes shown in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company began managing the fund.
[2]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 Composite Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[3]	Source: Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index did not exist until December 31, 1975. For the period between July 31, 1975, and December 31, 1975, Bloomberg Barclays Government/Credit Bond Index results were used. The Bloomberg Barclays indexes are based on July 31, 1975, index value.
[4]	Source: Thompson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Balanced Fund	1

While it’s good to check in on our investment results every six months, it’s also important for investors to stay focused on their long-term goals. For many, that might be saving for a better retirement. We are pleased to report that AMBAL’s five-, 10-year and lifetime results were 9.33%, 8.42% and 10.65%, respectively, and outpaced the long-term results of both indexes. (See “Results at a glance” chart.)

The benefit of a balanced fund

The uneven ride thus far in 2018 underscores the role a balanced fund can play in an investor’s portfolio. AMBAL’s objectives are clear: conservation of capital, while providing current income and seeking long-term growth of capital and income.

Most investors understand that a well-diversified portfolio can help to reduce volatility, and that such a portfolio is likely to include both equities and fixed income securities. A critical part of the “balance” we seek in AMBAL is facilitated through the strategic selection of both equity and fixed income investments. AMBAL invests primarily in blue chip equities and investment-grade fixed income securities using a balanced approach and a U.S. emphasis.

While investment selection drives the fund’s results over most periods of time, we do have the ability to adjust AMBAL’s overall asset allocation strategically. The size of the equity portion of the portfolio can range from a maximum of 75% (as evidenced by our allocation in 2013) to a minimum of 50% based on where we believe investment opportunities lie.

Entering into the ninth year of the current bull market, we took a measured approach to asset allocation, decreasing equity positions from 62% at the end of 2017 to 57% at the end of March. Since then, AMBAL’s asset allocation has remained essentially steady, moving with the market. As of June 30, the fund’s mix was 59% equities, 37% fixed income and 4% cash and equivalents.

Inside the equity portfolio

On the equity side of the portfolio, larger investments in energy companies were additive to results as they outpaced the broader market during the first half of 2018. In fact, energy stocks, which generally tend to do well when interest rates are rising, experienced some of their best returns in years during the second quarter.

Beyond energy, Microsoft produced strong returns, boosted by positive sentiment surrounding its fast-growing cloud computing business, Azure. Revenue for Microsoft’s fiscal second quarter exceeded analysts’ forecasts for sales from its cloud segments by more than 15%. Another noteworthy contributor to results was Nike, whose stock ended the period at an all-time high, driven by new and improved product designs, increased demand around the globe and digital innovation for connecting with customers.

2	American Balanced Fund

On the other hand, investment selection among consumer staples companies weighed on our results. AMBAL’s larger-than-index holdings in this sector also dampened results as they turned out to be among those with the weakest returns over the six-month period. In particular, our investments in Philip Morris International and British American Tobacco proved disappointing. And yet, tobacco stocks appear undervalued at this time with newer heat-not-burn technology and product lineups providing growth and income potential for shareholders.

Another investment that dragged on results was our much larger-than-index position in Comcast. Uncertainty pressured the stock as both Comcast and Walt Disney vied for 21st Century Fox’s entertainment assets. We will watch to see how Comcast fares in its hunt for new acquisitions that could boost content for its streaming and wireless services.

Balance from fixed income

AMBAL offers shareholders a well-diversified, high-quality U.S. fixed income portfolio that seeks to provide income with investments that tend to be more stable than equities and generally move in the opposite direction of equities during times of stress in the market. We witnessed this pattern again during the February correction when bonds outpaced stocks on a relative basis.

If you look at the first six months of 2018, interest rates were up, we had two Federal Reserve rate hikes, the rates for 10-year Treasuries were up and corporate spreads were notably wide — all of which could be considered challenges for the bond market. Nonetheless, fixed income returns for AMBAL were actually quite stable and provided diversification to equity returns.

Thank you

We welcome our many new shareholders and assure you that we will continue to follow our prudent, research-driven approach to investing that has characterized American Balanced Fund for more than four decades. We look forward to reporting to you again in six months’ time.

Sincerely,

Gregory D. Johnson
Vice Chairman of the Board
and President

August 8, 2018

For current information about the fund, visit americanfunds.com.

American Balanced Fund	3

Summary investment portfolio June 30, 2018	unaudited

Investment mix by security type	Percent of net assets

Common stocks 59.10%	Shares	Value (000)
Information technology 11.85%
Microsoft Corp.	43,746,000	$4,313,793
Intel Corp.	35,524,100	1,765,903
Broadcom Inc.	6,442,200	1,563,135
ASML Holding NV (New York registered)	4,573,458	905,408
ASML Holding NV	1,845,000	365,634
Alphabet Inc., Class C1	846,200	944,063
Intuit Inc.	4,000,000	817,220
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,350,000	707,436
TE Connectivity Ltd.	6,600,000	594,396
Facebook, Inc., Class A1	3,058,600	594,347
VeriSign, Inc.[1]	4,300,000	590,906
Other securities		2,141,805
		15,304,046

Financials 8.36%
Berkshire Hathaway Inc., Class A1	9,412	2,654,561
Berkshire Hathaway Inc., Class B1	800,000	149,320
Wells Fargo & Co.	35,924,500	1,991,654
SunTrust Banks, Inc.	14,027,000	926,063
JPMorgan Chase & Co.	8,370,000	872,154
Chubb Ltd.	6,010,000	763,390
BlackRock, Inc.	1,507,000	752,053
Other securities		2,695,046
		10,804,241

Consumer discretionary 8.01%
Home Depot, Inc.	13,857,000	2,703,501
NIKE, Inc., Class B	23,885,000	1,903,157
Comcast Corp., Class A	42,066,532	1,380,203
Amazon.com, Inc.[1]	811,500	1,379,388
Other securities		2,977,210
		10,343,459

4	American Balanced Fund

	Shares	Value (000)
Energy 7.01%
Royal Dutch Shell PLC, Class B (ADR)	21,823,000	$1,585,441
Royal Dutch Shell PLC, Class B	4,000,000	143,246
Royal Dutch Shell PLC, Class A (ADR)	497,977	34,475
Royal Dutch Shell PLC, Class A	130,129	4,515
ConocoPhillips	19,500,000	1,357,590
EOG Resources, Inc.	9,603,000	1,194,901
Chevron Corp.	7,094,755	896,990
Noble Energy, Inc.	18,490,000	652,327
Suncor Energy Inc.	14,451,346	588,101
Other securities		2,591,701
		9,049,287

Health care 6.88%
UnitedHealth Group Inc.	13,158,500	3,228,306
Merck & Co., Inc.	17,600,000	1,068,320
Aetna Inc.	5,444,700	999,103
Johnson & Johnson	7,915,300	960,443
Express Scripts Holding Co.[1]	10,865,755	838,945
Other securities		1,785,983
		8,881,100

Consumer staples 4.42%
Philip Morris International Inc.	22,067,000	1,781,689
Nestlé SA	9,909,000	769,466
Kraft Heinz Co.	11,710,850	735,676
Coca-Cola Co.	15,695,019	688,383
Other securities		1,740,820
		5,716,034

Real estate 2.96%
Simon Property Group, Inc. REIT	8,347,000	1,420,576
Crown Castle International Corp. REIT	5,595,800	603,339
Other securities		1,793,845
		3,817,760

Materials 2.73%
DowDuPont Inc.	22,703,688	1,496,627
LyondellBasell Industries NV	5,329,100	585,401
Other securities		1,444,507
		3,526,535

Industrials 2.45%
Boeing Co.	3,025,000	1,014,918
Lockheed Martin Corp.	3,380,000	998,553
Other securities		1,151,014
		3,164,485

Other 0.40%
Other securities		518,530

American Balanced Fund	5

Common stocks (continued)	Shares	Value (000)
Miscellaneous 4.03%
Other common stocks in initial period of acquisition		$5,205,168

Total common stocks (cost: $49,215,992,000)		76,330,645

Preferred securities 0.00%
Financials 0.00%
Other securities		5,022

Total preferred securities (cost: $5,208,000)		5,022

Convertible stocks 0.08%
Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		99,900

Total convertible stocks (cost: $105,498,000)		99,900

Bonds, notes & other debt instruments 36.86%	Principal amount (000)
Corporate bonds & notes 13.57%
Financials 4.32%
Berkshire Hathaway Finance Corp. 1.30% 2019	$15,320	15,092
Berkshire Hathaway Inc. 2.00%–2.75% 2018–2023	21,340	21,226
Wells Fargo & Co. 2.10%–4.60% 2020–2028[2]	244,830	237,660
Other securities		5,299,081
		5,573,059

Health care 1.81%
UnitedHealth Group Inc. 2.125% 2021	26,195	25,535
Other securities		2,307,396
		2,332,931

Energy 1.53%
Shell International Finance BV 1.88%–2.25% 2020–2021	23,375	22,790
Other securities		1,958,304
		1,981,094

Consumer discretionary 1.38%
Amazon.com, Inc. 2.40%–3.80% 2023–2024	127,845	124,727
Comcast Corp. 2.35%–6.45% 2026–2048	121,215	114,461
Home Depot, Inc. 1.80%–5.95% 2020–2046	65,880	67,844
NBC Universal Enterprise, Inc. 5.25% 2049[3]	5,730	5,802
Other securities		1,473,515
		1,786,349

Consumer staples 1.30%
Philip Morris International Inc. 1.88%–4.25% 2020–2044	178,650	173,181
Other securities		1,501,280
		1,674,461

Utilities 1.16%
Berkshire Hathaway Energy Co. 2.40%–2.80% 2020–2023	20,355	19,938
MidAmerican Energy Holdings Co. 2.40%–3.75% 2019–2027	46,835	46,292
NV Energy, Inc 6.25% 2020	10,168	10,864
PacifiCorp., First Mortgage Bonds 3.60%–5.65% 2018–2024	20,870	21,036

6	American Balanced Fund

	Principal amount (000)	Value (000)
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	$14,000	$13,944
Other securities		1,390,002
		1,502,076

Information technology 0.47%
Broadcom Ltd. 2.38%–3.88% 2020–2028	315,460	301,762
Intel Corp. 3.70% 2025	22,000	22,157
Microsoft Corp. 1.55%–4.20% 2021–2046	92,005	91,179
Other securities		191,794
		606,892

Other corporate bonds & notes 1.60%
Other securities		2,070,779

Total corporate bonds & notes		17,527,641

U.S. Treasury bonds & notes 13.42%
U.S. Treasury 11.41%
U.S. Treasury 2.375% 2020	660,867	659,142
U.S. Treasury 2.50% 2020	760,000	759,605
U.S. Treasury 2.25% 2024	670,750	648,749
U.S. Treasury 2.50% 2025	1,109,800	1,089,069
U.S. Treasury 2.875% 2025	724,229	726,757
U.S. Treasury 3.00% 2048	717,093	717,903
U.S. Treasury 1.13%–5.38% 2019–2048	10,343,882	10,142,787
		14,744,012

U.S. Treasury inflation-protected securities 2.01%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2019–2048[4]	2,700,347	2,595,940

Total U.S. Treasury bonds & notes		17,339,952

Mortgage-backed obligations 8.10%
Fannie Mae 0%–9.18% 2022–2048[5,6,7]	5,001,190	5,063,026
Freddie Mac 3.00%–6.50% 2027–2048[5,7]	2,212,370	2,235,090
Government National Mortgage Assn. 3.50%–6.00% 2038–2061[5,7]	1,561,196	1,597,503
Other securities		1,567,953
		10,463,572

Asset-backed obligations 0.79%
Other securities		1,020,675

Bonds & notes of governments & government agencies outside the U.S. 0.45%
Other securities		584,480

Municipals 0.27%
Other securities		342,166

Federal agency bonds & notes 0.24%
Fannie Mae 2.00%–6.25% 2022–2029	79,510	77,156
Other securities		226,933
		304,089

Miscellaneous 0.02%
Other bonds & notes in initial period of acquisition		29,206

Total bonds, notes & other debt instruments (cost: $48,216,449,000)		47,611,781

American Balanced Fund	7

Short-term securities 4.61%	Principal amount (000)	Value (000)
Fannie Mae 1.32%–1.81% due 7/2/2018–7/24/2018	$170,000	$169,909
Federal Home Loan Bank 1.55%–1.93% due 7/2/2018–9/28/2018	675,700	674,476
U.S. Treasury Bills 1.53%–2.24% due 7/5/2018–6/20/2019	4,103,300	4,068,659
Other securities		1,046,693

Total short-term securities (cost: $5,961,425,000)		5,959,737
Total investment securities 100.65% (cost: $103,504,572,000)		130,007,085
Other assets less liabilities (0.65)%		(838,902)

Net assets 100.00%		$129,168,183

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $149,629,000, which represented .12% of the net assets of the fund.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.31%
Information technology 0.00%
VeriSign, Inc.[1,8]	5,300,000	—	1,000,000	4,300,000
Symantec Corp.[8]	32,026,000	—	5,014,194	27,011,806
Materials 0.31%
Royal Gold, Inc.	4,175,000	79,500	—	4,254,500

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Common stocks 0.31%
Information technology 0.00%
VeriSign, Inc.[1,8]	$54,849	$44,439	$—	$—
Symantec Corp.[8]	(32,457)	(211,060)	4,428	—
				—

8	American Balanced Fund

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Materials 0.31%
Royal Gold, Inc.	$—	$45,227	$2,109	$394,988
Total 0.31%	$22,392	$(121,394)	$6,537	$394,988

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Step bond; coupon rate may change at a later date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,406,269,000, which represented 4.19% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.
[8]	Unaffiliated issuer at 6/30/2018.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To-be-announced

See Notes to Financial Statements

American Balanced Fund	9

Financial statements

Statement of assets and liabilities at June 30, 2018	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $103,207,545)	$129,612,097
Affiliated issuers (cost: $297,027)	394,988	$130,007,085
Cash		29,088
Receivables for:
Sales of investments	1,357,250
Sales of fund’s shares	213,276
Dividends and interest	436,914	2,007,440
		132,043,613
Liabilities:
Payables for:
Purchases of investments	2,646,796
Repurchases of fund’s shares	159,367
Investment advisory services	23,571
Services provided by related parties	34,420
Trustees’ deferred compensation	4,099
Other	7,177	2,875,430
Net assets at June 30, 2018		$129,168,183

Net assets consist of:
Capital paid in on shares of beneficial interest		$97,984,872
Undistributed net investment income		379,549
Undistributed net realized gain		4,301,491
Net unrealized appreciation		26,502,271
Net assets at June 30, 2018		$129,168,183

See Notes to Financial Statements

10	American Balanced Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,762,782 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$64,323,730	2,369,871		$27.14
Class C	8,817,832	326,935		26.97
Class T	11	—	*	27.14
Class F-1	4,832,325	178,186		27.12
Class F-2	10,155,621	374,397		27.13
Class F-3	3,078,378	113,458		27.13
Class 529-A	3,927,666	144,951		27.10
Class 529-C	792,637	29,249		27.10
Class 529-E	176,413	6,514		27.08
Class 529-T	11	—	*	27.14
Class 529-F-1	191,351	7,067		27.08
Class R-1	122,242	4,535		26.95
Class R-2	1,199,738	44,486		26.97
Class R-2E	66,992	2,478		27.04
Class R-3	3,241,612	120,043		27.00
Class R-4	6,080,946	224,443		27.09
Class R-5E	136,362	5,032		27.10
Class R-5	1,972,131	72,583		27.17
Class R-6	20,052,185	738,554		27.15

*	Amount less than one thousand.

See Notes to Financial Statements

American Balanced Fund	11

Statement of operations for the six months ended June 30, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $19,555; also includes $6,537 from affiliates)	$864,375
Interest	728,817	$1,593,192
Fees and expenses*:
Investment advisory services	140,086
Distribution services	159,287
Transfer agent services	47,114
Administrative services	18,870
Reports to shareholders	1,630
Registration statement and prospectus	3,357
Trustees’ compensation	352
Auditing and legal	37
Custodian	786
Other	1,788
Total fees and expenses before waiver	373,307
Less investment advisory services waiver	34
Total fees and expenses after waiver		373,273
Net investment income		1,219,919

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	3,590,954
Affiliated issuers	22,392
Currency transactions	(2,389)	3,610,957
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $238):
Unaffiliated issuers	(3,620,180)
Affiliated issuers	(121,394)
Currency translations	(226)	(3,741,800)
Net realized gain and unrealized depreciation		(130,843)
Net increase in net assets resulting from operations		$1,089,076

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

12	American Balanced Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2018*	Year ended December 31, 2017
Operations:
Net investment income	$1,219,919	$2,003,605
Net realized gain	3,610,957	5,273,455
Net unrealized (depreciation) appreciation	(3,741,800)	9,021,015
Net increase in net assets resulting from operations	1,089,076	16,298,075

Dividends and distributions paid to shareholders:
Dividends from net investment income	(928,013)	(2,059,266)
Distributions from net realized gain on investments	(222,386)	(4,336,303)
Total dividends and distributions paid to shareholders	(1,150,399)	(6,395,569)

Net capital share transactions	4,167,433	14,029,507

Total increase in net assets	4,106,110	23,932,013

Net assets:
Beginning of period	125,062,073	101,130,060
End of period (including undistributed net investment income: $379,549 and $87,643, respectively)	$129,168,183	$125,062,073

*	Unaudited.

See Notes to Financial Statements

American Balanced Fund	13

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

14	American Balanced Fund

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

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Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

16	American Balanced Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are

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based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2018 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,304,046	$—	$—	$15,304,046
Financials	10,660,328	143,913	—	10,804,241
Consumer discretionary	10,343,459	—	—	10,343,459
Energy	9,049,287	—	—	9,049,287
Health care	8,881,100	—	—	8,881,100
Consumer staples	5,716,034	—	—	5,716,034
Real estate	3,817,760	—	—	3,817,760
Materials	3,526,535	—	—	3,526,535
Industrials	3,164,485	—	—	3,164,485
Other	518,530	—	—	518,530
Miscellaneous	5,205,168	—	—	5,205,168
Preferred securities	—	5,022	—	5,022
Convertible stocks	99,900	—	—	99,900
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	17,526,754	887	17,527,641
U.S. Treasury bonds & notes	—	17,339,952	—	17,339,952
Mortgage-backed obligations	—	10,463,572	—	10,463,572
Asset-backed obligations	—	1,020,675	—	1,020,675
Bonds & notes of governments & government agencies outside the U.S.	—	584,480	—	584,480
Municipals	—	342,166	—	342,166
Federal agency bonds & notes	—	304,089	—	304,089
Miscellaneous	—	29,206	—	29,206
Short-term securities	—	5,959,737	—	5,959,737
Total	$76,286,632	$53,719,566	$887	$130,007,085

*	Securities with a value of $2,258,479,000, which represented 1.75% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

20	American Balanced Fund

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Collateral — The fund participates in a collateral program due to its use of future delivery contracts that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

American Balanced Fund	21

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$89,578
Undistributed long-term capital gains	221,974

As of June 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$28,897,152
Gross unrealized depreciation on investments	(1,950,454)
Net unrealized appreciation on investments	26,946,698
Cost of investments	103,060,387

22	American Balanced Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2018						Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$470,353		$110,863		$581,216		$1,091,907		$2,212,925		$3,304,832
Class B1							—		—		—
Class C	30,493		15,282		45,775		87,142		309,066		396,208
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	34,806		8,656		43,462		80,879		172,915		253,794
Class F-2	78,336		16,867		95,203		150,501		296,493		446,994
Class F-3[4]	25,187		5,186		30,373		31,279		77,895		109,174
Class 529-A	27,173		6,781		33,954		61,155		133,574		194,729
Class 529-B1							—		—		—
Class 529-C	2,469		1,369		3,838		8,420		29,790		38,210
Class 529-E	1,014		303		1,317		2,492		6,074		8,566
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	1,512		327		1,839		3,159		6,095		9,254
Class R-1	440		222		662		1,360		4,762		6,122
Class R-2	4,244		2,096		6,340		12,663		44,461		57,124
Class R-2E	314		113		427		565		1,909		2,474
Class R-3	18,546		5,675		24,221		50,139		123,059		173,198
Class R-4	43,515		10,579		54,094		109,385		223,836		333,221
Class R-5E	968		235		1,203		376		1,010		1,386
Class R-5	17,014		3,408		20,422		42,776		76,038		118,814
Class R-6	171,629		34,424		206,053		325,068		616,401		941,469
Total	$928,013		$222,386		$1,150,399		$2,059,266		$4,336,303		$6,395,569

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of average daily net assets and decreasing to 0.207% on such assets in excess of $89 billion. On December 7, 2017, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2018, decreasing the annual rate to 0.204% on average daily net assets in excess of

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$115 billion. CRMC voluntarily reduced investment advisory services fees to the approved rate in advance of the effective date. For the six months ended June 30, 2018, total investment advisory services fees waived by CRMC were $34,000. As a result, the fee of $140,086,000 shown on the statement of operations, which was equivalent to an annualized rate of 0.222% of average daily net assets, was reduced to $140,052,000, which was equivalent to an annualized rate of 0.222% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2018, unreimbursed expenses subject to reimbursement totaled $1,402,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

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Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

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For the six months ended June 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$79,272	$25,987		$3,171		Not applicable
Class C	43,652	3,541		2,185		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	6,130	2,848		1,232		Not applicable
Class F-2	Not applicable	4,698		2,300		Not applicable
Class F-3	Not applicable	94		689		Not applicable
Class 529-A	4,478	1,351		963		$1,271
Class 529-C	3,974	289		200		264
Class 529-E	428	35		43		57
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	63		46		61
Class R-1	642	60		32		Not applicable
Class R-2	4,508	2,013		301		Not applicable
Class R-2E	186	60		15		Not applicable
Class R-3	8,328	2,454		834		Not applicable
Class R-4	7,689	3,020		1,539		Not applicable
Class R-5E	Not applicable	51		22		Not applicable
Class R-5	Not applicable	493		502		Not applicable
Class R-6	Not applicable	57		4,796		Not applicable
Total class-specific expenses	$159,287	$47,114		$18,870		$1,653

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $352,000 in the fund’s statement of operations reflects $215,000 in current fees (either paid in cash or deferred) and a net increase of $137,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

26	American Balanced Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2018.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018

Class A	$4,238,997	155,809	$573,036		21,000		$(4,026,682)	(148,008)	$785,351	28,801
Class C	937,457	34,700	45,181		1,665		(977,339)	(36,189)	5,299	176
Class T	—	—	—		—		—	—	—	—
Class F-1	644,591	23,687	42,600		1,562		(811,122)	(29,773)	(123,931)	(4,524)
Class F-2	2,416,912	88,896	91,396		3,352		(1,061,498)	(39,005)	1,446,810	53,243
Class F-3	949,638	34,839	29,931		1,097		(256,347)	(9,449)	723,222	26,487
Class 529-A	289,421	10,643	33,946		1,246		(250,827)	(9,219)	72,540	2,670
Class 529-C	65,021	2,394	3,839		141		(98,441)	(3,619)	(29,581)	(1,084)
Class 529-E	13,246	488	1,316		48		(12,501)	(461)	2,061	75
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	25,336	934	1,839		67		(13,272)	(489)	13,903	512
Class R-1	15,268	566	658		24		(27,633)	(1,026)	(11,707)	(436)
Class R-2	155,553	5,748	6,337		234		(216,499)	(8,017)	(54,609)	(2,035)
Class R-2E	23,265	860	428		16		(14,003)	(516)	9,690	360
Class R-3	364,476	13,460	24,206		892		(606,531)	(22,409)	(217,849)	(8,057)
Class R-4	538,719	19,737	54,087		1,986		(861,060)	(31,704)	(268,254)	(9,981)
Class R-5E	109,433	4,030	1,204		44		(6,262)	(232)	104,375	3,842
Class R-5	183,610	6,742	20,388		747		(321,681)	(11,813)	(117,683)	(4,324)
Class R-6	2,740,786	100,556	206,040		7,551		(1,119,030)	(41,109)	1,827,796	66,998
Total net increase (decrease)	$13,711,729	504,089	$1,136,432		41,672		$(10,680,728)	(393,038)	$4,167,433	152,723

See next page for footnotes.

American Balanced Fund	27

	Sales			Reinvestments of dividends and distributions			Repurchases		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class A	$8,554,152	324,896		$3,259,567	121,254		$(8,902,605)	(337,449)	$2,911,114	108,701
Class B3	194	7		—	—		(68,161)	(2,669)	(67,967)	(2,662)
Class C	1,940,598	74,227		390,976	14,598		(2,017,593)	(76,974)	313,981	11,851
Class T4	10	—	[2]	—	—		—	—	10	— [2]
Class F-1	1,373,792	52,244		248,862	9,262		(1,158,108)	(43,829)	464,546	17,677
Class F-2	4,858,604	184,594		429,964	15,997		(2,875,175)	(109,471)	2,413,393	91,120
Class F-3[5]	2,384,260	90,293		106,878	3,961		(196,255)	(7,283)	2,294,883	86,971
Class 529-A	734,731	27,326		194,672	7,251		(477,540)	(18,058)	451,863	16,519
Class 529-B3	42	2		—	—		(9,221)	(361)	(9,179)	(359)
Class 529-C	148,336	5,642		38,199	1,422		(439,474)	(16,130)	(252,939)	(9,066)
Class 529-E	25,313	960		8,566	319		(26,402)	(998)	7,477	281
Class 529-T4	10	—	[2]	1	—	[2]	—	—	11	— [2]
Class 529-F-1	45,111	1,710		9,252	345		(24,929)	(942)	29,434	1,113
Class R-1	24,816	953		6,116	229		(63,902)	(2,460)	(32,970)	(1,278)
Class R-2	306,621	11,713		57,095	2,133		(461,251)	(17,655)	(97,535)	(3,809)
Class R-2E	50,383	1,910		2,473	92		(15,219)	(580)	37,637	1,422
Class R-3	776,489	29,784		172,985	6,465		(1,149,150)	(43,804)	(199,676)	(7,555)
Class R-4	1,238,514	47,450		333,197	12,420		(1,709,546)	(64,917)	(137,835)	(5,047)
Class R-5E	30,784	1,154		1,385	51		(2,549)	(94)	29,620	1,111
Class R-5	446,667	16,964		118,669	4,414		(645,809)	(24,452)	(80,473)	(3,074)
Class R-6	6,688,340	254,080		941,421	35,000		(1,675,649)	(63,182)	5,954,112	225,898
Total net increase (decrease)	$29,627,767	1,125,909		$6,320,278	235,213		$(21,918,538)	(831,308)	$14,029,507	529,814

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

28	American Balanced Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $47,630,223,000 and $45,499,528,000, respectively, during the six months ended June 30, 2018.

American Balanced Fund	29

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2018[3,4]	$27.15	$.26	$(.02)	$.24
12/31/2017	24.81	.48	3.33	3.81
12/31/2016	23.83	.41	1.62	2.03
12/31/2015	24.75	.42	— [7]	.42
12/31/2014	24.42	.41	1.75	2.16
12/31/2013	20.40	.36	4.04	4.40
Class C:
6/30/2018[3,4]	26.98	.16	(.03)	.13
12/31/2017	24.66	.26	3.32	3.58
12/31/2016	23.71	.21	1.60	1.81
12/31/2015	24.63	.22	.01	.23
12/31/2014	24.30	.21	1.75	1.96
12/31/2013	20.31	.19	4.00	4.19
Class T:
6/30/2018[3,4]	27.15	.29	(.02)	.27
12/31/2017[3,10]	25.77	.41	2.38	2.79
Class F-1:
6/30/2018[3,4]	27.13	.25	(.02)	.23
12/31/2017	24.79	.45	3.33	3.78
12/31/2016	23.82	.39	1.61	2.00
12/31/2015	24.74	.40	.01	.41
12/31/2014	24.41	.39	1.75	2.14
12/31/2013	20.39	.36	4.03	4.39
Class F-2:
6/30/2018[3,4]	27.13	.29	(.01)	.28
12/31/2017	24.79	.53	3.32	3.85
12/31/2016	23.82	.46	1.61	2.07
12/31/2015	24.74	.47	— [7]	.47
12/31/2014	24.41	.46	1.75	2.21
12/31/2013	20.39	.41	4.04	4.45
Class F-3:
6/30/2018[3,4]	27.14	.30	(.02)	.28
12/31/2017[3,11]	25.38	.53	2.77	3.30

30	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.20)	$(.05)	$(.25)	$27.14	.87%[5]		$64,324		.57%[6]		1.95%[6]
(.49)	(.98)	(1.47)	27.15	15.47		63,563		.57		1.80
(.44)	(.61)	(1.05)	24.81	8.62		55,379		.59		1.67
(.40)	(.94)	(1.34)	23.83	1.72		49,215		.58		1.69
(.39)	(1.44)	(1.83)	24.75	8.85		46,917		.59		1.62
(.38)	—	(.38)	24.42	21.73		42,735		.61		1.62

(.09)	(.05)	(.14)	26.97	.48	[5]	8,818		1.36	[6]	1.16	[6]
(.28)	(.98)	(1.26)	26.98	14.58		8,816		1.37		1.01
(.25)	(.61)	(.86)	24.66	7.70		7,767		1.38		.88
(.21)	(.94)	(1.15)	23.71	.93		6,173		1.38		.90
(.19)	(1.44)	(1.63)	24.63	8.03		5,574		1.39		.83
(.20)	—	(.20)	24.30	20.72		5,247		1.41		.83

(.23)	(.05)	(.28)	27.14	.98	[5,8]	—	[9]	.35	[6,8]	2.18	[6,8]
(.43)	(.98)	(1.41)	27.15	10.91	[5,8]	—	[9]	.36	[6,8]	2.08	[6,8]

(.19)	(.05)	(.24)	27.12	.83	[5]	4,832		.65	[6]	1.88	[6]
(.46)	(.98)	(1.44)	27.13	15.40		4,957		.65		1.72
(.42)	(.61)	(1.03)	24.79	8.50		4,091		.66		1.60
(.39)	(.94)	(1.33)	23.82	1.67		3,367		.65		1.63
(.37)	(1.44)	(1.81)	24.74	8.80		2,841		.65		1.57
(.37)	—	(.37)	24.41	21.70		2,471		.66		1.58

(.23)	(.05)	(.28)	27.13	1.00	[5]	10,156		.38	[6]	2.15	[6]
(.53)	(.98)	(1.51)	27.13	15.69		8,714		.39		1.99
(.49)	(.61)	(1.10)	24.79	8.80		5,703		.39		1.88
(.45)	(.94)	(1.39)	23.82	1.92		2,634		.39		1.89
(.44)	(1.44)	(1.88)	24.74	9.08		1,869		.39		1.83
(.43)	—	(.43)	24.41	21.99		768		.41		1.83

(.24)	(.05)	(.29)	27.13	1.01	[5]	3,078		.29	[6]	2.26	[6]
(.56)	(.98)	(1.54)	27.14	13.17	[5]	2,361		.29	[6]	2.11	[6]

See end of table for footnotes.

American Balanced Fund	31

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2018[3,4]	$27.11	$.25	$(.02)	$.23
12/31/2017	24.77	.46	3.33	3.79
12/31/2016	23.80	.39	1.61	2.00
12/31/2015	24.72	.39	.01	.40
12/31/2014	24.39	.38	1.75	2.13
12/31/2013	20.38	.34	4.03	4.37
Class 529-C:
6/30/2018[3,4]	27.11	.15	(.03)	.12
12/31/2017	24.75	.25	3.33	3.58
12/31/2016	23.79	.20	1.60	1.80
12/31/2015	24.70	.20	.02	.22
12/31/2014	24.38	.19	1.74	1.93
12/31/2013	20.37	.17	4.03	4.20
Class 529-E:
6/30/2018[3,4]	27.09	.22	(.02)	.20
12/31/2017	24.76	.39	3.32	3.71
12/31/2016	23.79	.33	1.61	1.94
12/31/2015	24.71	.33	.01	.34
12/31/2014	24.38	.32	1.75	2.07
12/31/2013	20.37	.29	4.02	4.31
Class 529-T:
6/30/2018[3,4]	27.15	.28	(.02)	.26
12/31/2017[3,10]	25.77	.40	2.38	2.78
Class 529-F-1:
6/30/2018[3,4]	27.09	.28	(.02)	.26
12/31/2017	24.75	.52	3.33	3.85
12/31/2016	23.78	.44	1.62	2.06
12/31/2015	24.71	.45	(.01)	.44
12/31/2014	24.37	.44	1.76	2.20
12/31/2013	20.36	.39	4.03	4.42
Class R-1:
6/30/2018[3,4]	26.97	.15	(.03)	.12
12/31/2017	24.64	.26	3.32	3.58
12/31/2016	23.68	.22	1.60	1.82
12/31/2015	24.61	.22	(.01)	.21
12/31/2014	24.28	.21	1.75	1.96
12/31/2013	20.29	.19	4.01	4.20

32	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.19)	$(.05)	$(.24)	$27.10	.83%[5]		$3,928		.65%[6]		1.87%[6]
(.47)	(.98)	(1.45)	27.11	15.42		3,857		.65		1.73
(.42)	(.61)	(1.03)	24.77	8.50		3,115		.67		1.59
(.38)	(.94)	(1.32)	23.80	1.63		2,861		.68		1.60
(.36)	(1.44)	(1.80)	24.72	8.76		2,831		.68		1.53
(.36)	—	(.36)	24.39	21.60		2,599		.70		1.53

(.08)	(.05)	(.13)	27.10	.45	[5]	793		1.41	[6]	1.10	[6]
(.24)	(.98)	(1.22)	27.11	14.55		822		1.42		.96
(.23)	(.61)	(.84)	24.75	7.63		975		1.44		.82
(.19)	(.94)	(1.13)	23.79	.88		905		1.45		.83
(.17)	(1.44)	(1.61)	24.70	7.90		905		1.46		.76
(.19)	—	(.19)	24.38	20.68		841		1.48		.76

(.16)	(.05)	(.21)	27.08	.72	[5]	176		.88	[6]	1.64	[6]
(.40)	(.98)	(1.38)	27.09	15.11		175		.89		1.49
(.36)	(.61)	(.97)	24.76	8.24		153		.91		1.35
(.32)	(.94)	(1.26)	23.79	1.38		142		.92		1.36
(.30)	(1.44)	(1.74)	24.71	8.50		144		.93		1.28
(.30)	—	(.30)	24.38	21.31		134		.95		1.29

(.22)	(.05)	(.27)	27.14	.95	[5,8]	—	[9]	.42	[6,8]	2.11	[6,8]
(.42)	(.98)	(1.40)	27.15	10.88	[5,8]	—	[9]	.41	[6,8]	2.03	[6,8]

(.22)	(.05)	(.27)	27.08	.95	[5]	191		.42	[6]	2.11	[6]
(.53)	(.98)	(1.51)	27.09	15.68		178		.42		1.95
(.48)	(.61)	(1.09)	24.75	8.75		135		.44		1.82
(.43)	(.94)	(1.37)	23.78	1.82		117		.46		1.82
(.42)	(1.44)	(1.86)	24.71	9.05		111		.46		1.76
(.41)	—	(.41)	24.37	21.88		101		.48		1.76

(.09)	(.05)	(.14)	26.95	.51	[5]	122		1.37	[6]	1.14	[6]
(.27)	(.98)	(1.25)	26.97	14.56		134		1.37		.99
(.25)	(.61)	(.86)	24.64	7.75		154		1.38		.89
(.20)	(.94)	(1.14)	23.68	.88		151		1.38		.90
(.19)	(1.44)	(1.63)	24.61	8.05		158		1.38		.83
(.21)	—	(.21)	24.28	20.76		151		1.39		.84

See end of table for footnotes.

American Balanced Fund	33

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2018[3,4]	$26.98	$.15	$(.02)	$.13
12/31/2017	24.66	.26	3.31	3.57
12/31/2016	23.70	.22	1.60	1.82
12/31/2015	24.62	.23	.01	.24
12/31/2014	24.30	.21	1.74	1.95
12/31/2013	20.30	.20	4.02	4.22
Class R-2E:
6/30/2018[3,4]	27.05	.20	(.03)	.17
12/31/2017	24.74	.35	3.31	3.66
12/31/2016	23.77	.29	1.62	1.91
12/31/2015	24.75	.29	.10	.39
12/31/2014[3,12]	25.81	.15	.41	.56
Class R-3:
6/30/2018[3,4]	27.01	.21	(.02)	.19
12/31/2017	24.69	.38	3.31	3.69
12/31/2016	23.72	.32	1.62	1.94
12/31/2015	24.65	.33	(.01)	.32
12/31/2014	24.32	.32	1.75	2.07
12/31/2013	20.32	.29	4.02	4.31
Class R-4:
6/30/2018[3,4]	27.10	.25	(.02)	.23
12/31/2017	24.76	.46	3.33	3.79
12/31/2016	23.80	.40	1.60	2.00
12/31/2015	24.72	.41	— [7]	.41
12/31/2014	24.38	.40	1.75	2.15
12/31/2013	20.37	.36	4.02	4.38
Class R-5E:
6/30/2018[3,4]	27.12	.31	(.05)	.26
12/31/2017	24.78	.52	3.33	3.85
12/31/2016	23.82	.48	1.56	2.04
12/31/2015[3,13]	25.09	.05	(.36)	(.31)
Class R-5:
6/30/2018[3,4]	27.18	.29	(.02)	.27
12/31/2017	24.83	.54	3.34	3.88
12/31/2016	23.85	.47	1.62	2.09
12/31/2015	24.77	.48	— [7]	.48
12/31/2014	24.43	.47	1.76	2.23
12/31/2013	20.41	.43	4.03	4.46

34	American Balanced Fund

Dividends and distributions
Dividends (from net investment income	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.09)	$(.05)	$(.14)	$26.97	.48%[5]		$1,200		1.36%[6]		1.15%[6]
(.27)	(.98)	(1.25)	26.98	14.58		1,255		1.37		1.00
(.25)	(.61)	(.86)	24.66	7.74		1,241		1.37		.89
(.22)	(.94)	(1.16)	23.70	.97		1,220		1.32		.95
(.19)	(1.44)	(1.63)	24.62	8.03		1,308		1.36		.86
(.22)	—	(.22)	24.30	20.87		1,304		1.34		.90

(.13)	(.05)	(.18)	27.04	.63	[5]	67		1.08	[6]	1.47	[6]
(.37)	(.98)	(1.35)	27.05	14.89		57		1.08		1.32
(.33)	(.61)	(.94)	24.74	8.10		17		1.08		1.18
(.43)	(.94)	(1.37)	23.77	1.60		2		.96		1.22
(.21)	(1.41)	(1.62)	24.75	2.17	[5,8]	—	[9]	.16	[5,8]	.58	[5,8]

(.15)	(.05)	(.20)	27.00	.69	[5]	3,242		.93	[6]	1.58	[6]
(.39)	(.98)	(1.37)	27.01	15.05		3,460		.93		1.44
(.36)	(.61)	(.97)	24.69	8.24		3,349		.93		1.33
(.31)	(.94)	(1.25)	23.72	1.34		3,170		.93		1.35
(.30)	(1.44)	(1.74)	24.65	8.51		3,315		.94		1.28
(.31)	—	(.31)	24.32	21.33		3,212		.94		1.30

(.19)	(.05)	(.24)	27.09	.84	[5]	6,081		.63	[6]	1.89	[6]
(.47)	(.98)	(1.45)	27.10	15.44		6,353		.63		1.74
(.43)	(.61)	(1.04)	24.76	8.50		5,930		.64		1.63
(.39)	(.94)	(1.33)	23.80	1.67		4,431		.63		1.65
(.37)	(1.44)	(1.81)	24.72	8.85		4,385		.64		1.58
(.37)	—	(.37)	24.38	21.68		3,994		.65		1.60

(.23)	(.05)	(.28)	27.10	.94	[5]	136		.40	[6]	2.30	[6]
(.53)	(.98)	(1.51)	27.12	15.70		32		.41		1.93
(.47)	(.61)	(1.08)	24.78	8.65		2		.42		1.94
(.12)	(.84)	(.96)	23.82	(1.21)[5]		—	[9]	.05	[5]	.20	[5]

(.23)	(.05)	(.28)	27.17	.99	[5]	1,972		.33	[6]	2.18	[6]
(.55)	(.98)	(1.53)	27.18	15.78		2,090		.33		2.04
(.50)	(.61)	(1.11)	24.83	8.88		1,986		.34		1.91
(.46)	(.94)	(1.40)	23.85	1.98		2,571		.34		1.94
(.45)	(1.44)	(1.89)	24.77	9.16		2,616		.34		1.88
(.44)	—	(.44)	24.43	22.04		2,492		.34		1.89

See end of table for footnotes.

American Balanced Fund	35

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations
Class R-6:
6/30/2018[3,4]	$27.16	$.30	$(.02)		$.28
12/31/2017	24.81	.56	3.33		3.89
12/31/2016	23.84	.48	1.61		2.09
12/31/2015	24.76	.49	—	[7]	.49
12/31/2014	24.42	.49	1.75		2.24
12/31/2013	20.40	.44	4.03		4.47

	Six months
Portfolio turnover rate for all share	ended June 30,	Year ended December 31
classes[14]	2018[3,4,5]	2017	2016	2015	2014	2013
Excluding mortgage dollar roll transactions	41%	58%	48%	45%	48%	Not available
Including mortgage dollar roll transactions	61%	95%	79%	82%	68%	55%

See Notes to Financial Statements

36	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets

$(.24)	$(.05)	$(.29)	$27.15	1.01%[5]	$20,052	.28%[6]	2.25%[6]
(.56)	(.98)	(1.54)	27.16	15.84	18,238	.28	2.10
(.51)	(.61)	(1.12)	24.81	8.90	11,058	.29	1.98
(.47)	(.94)	(1.41)	23.84	2.02	7,290	.29	1.99
(.46)	(1.44)	(1.90)	24.76	9.22	6,076	.29	1.93
(.45)	—	(.45)	24.42	22.12	3,910	.29	1.95

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for further information on mortgage dollar rolls.

American Balanced Fund	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2018, through June 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	American Balanced Fund

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,008.69	$2.84	.57%
Class A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class C – actual return	1,000.00	1,004.79	6.76	1.36
Class C – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class T – actual return	1,000.00	1,009.80	1.74	.35
Class T – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class F-1 – actual return	1,000.00	1,008.35	3.24	.65
Class F-1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 – actual return	1,000.00	1,010.02	1.89	.38
Class F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-3 – actual return	1,000.00	1,010.10	1.45	.29
Class F-3 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 529-A – actual return	1,000.00	1,008.34	3.24	.65
Class 529-A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-C – actual return	1,000.00	1,004.46	7.01	1.41
Class 529-C – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class 529-E – actual return	1,000.00	1,007.19	4.38	.88
Class 529-E – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 529-T – actual return	1,000.00	1,009.50	2.09	.42
Class 529-T – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,009.49	2.09	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-1 – actual return	1,000.00	1,005.15	6.81	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2 – actual return	1,000.00	1,004.85	6.76	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2E – actual return	1,000.00	1,006.32	5.37	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class R-3 – actual return	1,000.00	1,006.94	4.63	.93
Class R-3 – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-4 – actual return	1,000.00	1,008.40	3.14	.63
Class R-4 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5E – actual return	1,000.00	1,009.42	1.99	.40
Class R-5E – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-5 – actual return	1,000.00	1,009.85	1.64	.33
Class R-5 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 – actual return	1,000.00	1,010.14	1.40	.28
Class R-6 – assumed 5% return	1,000.00	1,023.41	1.40	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Balanced Fund	39

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40	American Balanced Fund

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American Balanced Fund	41

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42	American Balanced Fund

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American Balanced Fund	43

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2018, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund®
Investment portfolio
June 30, 2018
unaudited
Common stocks 59.10% Information technology 11.85%	Shares	Value (000)
Microsoft Corp.	43,746,000	$4,313,793
Intel Corp.	35,524,100	1,765,903
Broadcom Inc.	6,442,200	1,563,135
ASML Holding NV (New York registered)	4,573,458	905,408
ASML Holding NV	1,845,000	365,634
Alphabet Inc., Class C1	846,200	944,063
Alphabet Inc., Class A1	250,900	283,314
Intuit Inc.	4,000,000	817,220
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,350,000	707,436
TE Connectivity Ltd.	6,600,000	594,396
Facebook, Inc., Class A1	3,058,600	594,347
VeriSign, Inc.[1]	4,300,000	590,906
Symantec Corp.	27,011,806	557,794
Visa Inc., Class A	2,770,000	366,886
Activision Blizzard, Inc.	3,894,100	297,198
Apple Inc.	1,185,000	219,355
Mastercard Inc., Class A	946,000	185,908
Amphenol Corp., Class A	1,401,000	122,097
Analog Devices, Inc.	1,139,000	109,253
		15,304,046
Financials 8.36%
Berkshire Hathaway Inc., Class A1	9,412	2,654,561
Berkshire Hathaway Inc., Class B1	800,000	149,320
Wells Fargo & Co.	35,924,500	1,991,654
SunTrust Banks, Inc.	14,027,000	926,063
JPMorgan Chase & Co.	8,370,000	872,154
Chubb Ltd.	6,010,000	763,390
BlackRock, Inc.	1,507,000	752,053
Capital One Financial Corp.	5,658,047	519,974
PNC Financial Services Group, Inc.	3,110,000	420,161
Goldman Sachs Group, Inc.	1,753,628	386,798
Bank of America Corp.	9,000,000	253,710
Citigroup Inc.	3,750,000	250,950
Legal & General Group PLC	70,000,000	245,737
Itaú Unibanco Holding SA, preferred nominative (ADR)	16,537,000	171,654
HDFC Bank Ltd.[2]	4,676,184	143,913
BNP Paribas SA	2,000,000	124,231
Intercontinental Exchange, Inc.	1,278,000	93,997
Blackstone Group LP	2,099,064	67,527
Marsh & McLennan Companies, Inc.	200,000	16,394
		10,804,241
Consumer discretionary 8.01%
Home Depot, Inc.	13,857,000	2,703,501
NIKE, Inc., Class B	23,885,000	1,903,157
Comcast Corp., Class A	42,066,532	1,380,203
American Balanced Fund — Page 1 of 33

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Amazon.com, Inc.[1]	811,500	$1,379,388
CBS Corp., Class B	10,100,000	567,822
McDonald’s Corp.	3,445,000	539,797
VF Corp.	4,055,000	330,564
General Motors Co.	8,382,000	330,251
MGM Resorts International	9,675,000	280,865
Charter Communications, Inc., Class A1	842,100	246,912
Netflix, Inc.[1]	607,000	237,598
LVMH Moët Hennessy-Louis Vuitton SE	467,000	155,537
Marriott International, Inc., Class A	800,000	101,280
Starbucks Corp.	1,585,000	77,427
Hasbro, Inc.	719,000	66,371
Booking Holdings Inc.[1]	11,200	22,703
Las Vegas Sands Corp.	263,000	20,083
		10,343,459
Energy 7.01%
Royal Dutch Shell PLC, Class B (ADR)	21,823,000	1,585,441
Royal Dutch Shell PLC, Class B	4,000,000	143,246
Royal Dutch Shell PLC, Class A (ADR)	497,977	34,475
Royal Dutch Shell PLC, Class A	130,129	4,515
ConocoPhillips	19,500,000	1,357,590
EOG Resources, Inc.	9,603,000	1,194,901
Chevron Corp.	7,094,755	896,990
Enbridge Inc.	14,018,194	500,309
Enbridge Inc. (CAD denominated)[3]	4,808,645	171,914
Enbridge Inc. (CAD denominated)	81,955	2,930
Noble Energy, Inc.	18,490,000	652,327
Suncor Energy Inc.	14,451,346	588,101
Baker Hughes, a GE Co., Class A	14,888,000	491,751
Concho Resources Inc.[1]	2,049,000	283,479
Halliburton Co.	6,000,000	270,360
Phillips 66	2,030,000	227,989
Cabot Oil & Gas Corp.	8,126,000	193,399
Schlumberger Ltd.	2,500,000	167,575
Murphy Oil Corp.	3,600,080	121,575
Pioneer Natural Resources Co.	500,000	94,620
Weatherford International PLC[1]	20,000,000	65,800
		9,049,287
Health care 6.88%
UnitedHealth Group Inc.	13,158,500	3,228,306
Merck & Co., Inc.	17,600,000	1,068,320
Aetna Inc.	5,444,700	999,103
Johnson & Johnson	7,915,300	960,443
Express Scripts Holding Co.[1]	10,865,755	838,945
AbbVie Inc.	3,835,000	355,313
Thermo Fisher Scientific Inc.	1,445,000	299,317
ResMed Inc.	1,999,200	207,077
Medtronic PLC	2,040,000	174,644
Boston Scientific Corp.[1]	4,913,000	160,655
Gilead Sciences, Inc.	2,000,000	141,680
Bristol-Myers Squibb Co.	2,500,000	138,350
Humana Inc.	454,000	135,124
AstraZeneca PLC	1,705,000	118,202
American Balanced Fund — Page 2 of 33

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Vertex Pharmaceuticals Inc.[1]	295,800	$50,274
Regeneron Pharmaceuticals, Inc.[1]	15,500	5,347
		8,881,100
Consumer staples 4.42%
Philip Morris International Inc.	22,067,000	1,781,689
Nestlé SA	9,909,000	769,466
Kraft Heinz Co.	11,710,850	735,676
Coca-Cola Co.	15,695,019	688,383
Altria Group, Inc.	6,378,300	362,224
British American Tobacco PLC	3,907,515	197,511
British American Tobacco PLC (ADR)	2,139,768	107,951
Coca-Cola European Partners plc	5,040,000	204,826
Constellation Brands, Inc., Class A	733,000	160,432
Costco Wholesale Corp.	695,000	145,241
Procter & Gamble Co.	1,750,000	136,605
General Mills, Inc.	2,700,000	119,502
Walgreens Boots Alliance, Inc.	1,900,000	114,028
Kellogg Co.	1,400,000	97,818
Pinnacle Foods Inc.	1,455,300	94,682
		5,716,034
Real estate 2.96%
Simon Property Group, Inc. REIT	8,347,000	1,420,576
Crown Castle International Corp. REIT	5,595,800	603,339
Equinix, Inc. REIT	1,030,000	442,787
American Tower Corp. REIT	2,492,000	359,271
Iron Mountain Inc. REIT	10,166,200	355,919
Digital Realty Trust, Inc. REIT	2,500,000	278,950
AGNC Investment Corp. REIT	9,142,000	169,950
Ventas, Inc. REIT	2,931,000	166,920
Gaming and Leisure Properties, Inc. REIT	560,000	20,048
		3,817,760
Materials 2.73%
DowDuPont Inc.	22,703,688	1,496,627
LyondellBasell Industries NV	5,329,100	585,401
Praxair, Inc.	2,571,000	406,604
Royal Gold, Inc.[4]	4,254,500	394,988
Sherwin-Williams Co.	748,000	304,862
Nucor Corp.	3,500,000	218,750
CF Industries Holdings, Inc.	2,687,000	119,303
		3,526,535
Industrials 2.45%
Boeing Co.	3,025,000	1,014,918
Lockheed Martin Corp.	3,380,000	998,553
FedEx Corp.	1,200,000	272,472
Caterpillar Inc.	1,300,000	176,371
Norfolk Southern Corp.	1,140,000	171,992
Cummins Inc.	1,250,000	166,250
TransDigm Group Inc.	402,000	138,746
American Balanced Fund — Page 3 of 33

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Parker-Hannifin Corp.	820,000	$127,797
Johnson Controls International PLC	2,911,375	97,386
		3,164,485
Utilities 0.30%
DTE Energy Co.	2,000,000	207,260
Dominion Energy, Inc.	1,500,000	102,270
Pinnacle West Capital Corp.	1,000,000	80,560
		390,090
Telecommunication services 0.10%
AT&T Inc.	4,000,000	128,440
Miscellaneous 4.03%
Other common stocks in initial period of acquisition		5,205,168
Total common stocks (cost: $49,215,992,000)		76,330,645
Preferred securities 0.00% Financials 0.00%
CoBank, ACB, Class E, noncumulative[3]	7,440	5,022
Total preferred securities (cost: $5,208,000)		5,022
Convertible stocks 0.08% Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		99,900
Total convertible stocks (cost: $105,498,000)		99,900
Bonds, notes & other debt instruments 36.86% Corporate bonds & notes 13.57% Financials 4.32%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,466
ACE INA Holdings Inc. 2.875% 2022	22,180	21,799
ACE INA Holdings Inc. 3.35% 2026	5,180	5,029
American Express Co. 2.20% 2020	29,000	28,338
American Express Co. 3.375% 2021	25,000	25,020
American Express Co. 3.00% 2024	37,500	35,816
American International Group, Inc. 4.20% 2028	48,070	47,037
American International Group, Inc. 4.75% 2048	23,860	23,069
Australia & New Zealand Banking Group Ltd. 2.625% 2022	29,000	28,041
AXA Equitable Holdings, Inc. 3.90% 2023[3]	8,105	8,047
AXA SA, Series B, junior subordinated 6.379% (undated)[3,5]	2,000	2,124
Bank of America Corp. 2.625% 2020	20,000	19,757
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[5]	38,000	37,355
Bank of America Corp. 3.499% 2022 (3-month USD-LIBOR + 0.63% on 5/17/2021)[5]	30,000	29,994
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[5]	30,500	29,499
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)[5]	28,000	27,534
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	195,254	193,315
Bank of America Corp. 3.248% 2027	11,250	10,493
American Balanced Fund — Page 4 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	$26,728	$25,189
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[5]	16,000	15,287
Bank of America Corp. 3.824% 2028 (3-month USD-LIBOR + 1.575% on 1/20/2027)[5]	10,500	10,250
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[5]	35,000	34,475
Bank of America Corp. 4.244% 2038 (3-month USD-LIBOR + 1.814% on 4/24/2037)[5]	7,500	7,291
Bank of Nova Scotia 2.50% 2021	31,500	30,954
BB&T Corp. 2.45% 2020	37,000	36,646
BB&T Corp. 2.625% 2022	22,500	21,942
BB&T Corp. 2.75% 2022	22,887	22,361
BB&T Corp. 3.70% 2025	27,000	26,881
Berkshire Hathaway Finance Corp. 1.30% 2019	15,320	15,092
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,329
Berkshire Hathaway Inc. 2.75% 2023	5,000	4,897
BNP Paribas 3.50% 2023[3]	118,825	115,904
BNP Paribas 3.375% 2025[3]	48,228	45,618
BNP Paribas 4.375% 2025[3]	5,700	5,570
BNP Paribas 4.375% 2026[3]	6,350	6,169
Capital One Financial Corp. 3.45% 2021	103,000	102,823
Capital One Financial Corp. 3.20% 2023	20,000	19,437
Capital One Financial Corp. 3.20% 2025	20,000	18,798
Capital One Financial Corp. 4.25% 2025	45,000	44,901
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.894% 2019[2,3,6,7]	504	503
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.894% 2019[2,3,6,7]	384	384
Charles Schwab Corp. 3.45% 2026	1,616	1,590
Citigroup Inc. 2.35% 2021	71,000	68,628
Citigroup Inc. 2.70% 2021	24,500	24,037
Citigroup Inc. 2.90% 2021	53,000	51,957
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[5]	60,817	58,683
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)[5]	20,700	20,291
Citigroup Inc. 3.875% 2023	38,183	38,218
Citigroup Inc. 3.20% 2026	27,000	25,149
CME Group Inc. 3.75% 2028	25,175	25,361
CME Group Inc. 5.30% 2043	3,135	3,687
CME Group Inc. 4.15% 2048	12,000	12,158
Commonwealth Bank of Australia 2.25% 2020[3]	6,250	6,162
Cooperatieve Rabobank U.A. 2.75% 2023	31,500	30,340
Crédit Agricole SA SA 2.375% 2021[3]	6,645	6,430
Crédit Agricole SA 3.375% 2022[3]	20,125	19,715
Crédit Agricole SA 4.375% 2025[3]	14,825	14,363
Credit Suisse Group AG 3.45% 2021	20,000	19,936
Credit Suisse Group AG 3.80% 2022	6,802	6,777
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,5]	33,250	31,831
Credit Suisse Group AG 3.80% 2023	32,275	31,892
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[3,5]	12,300	11,584
Danske Bank AS 2.00% 2021[3]	20,120	19,220
Danske Bank AS 2.70% 2022[3]	47,600	46,196
Deutsche Bank AG 2.70% 2020	20,000	19,460
Deutsche Bank AG 3.375% 2021	4,500	4,355
Deutsche Bank AG 3.95% 2023	111,000	106,660
DNB ASA 2.375% 2021[3]	10,000	9,691
Ford Motor Credit Co. 3.81% 2024	64,467	62,630
General Motors Financial Co. 3.50% 2019	4,685	4,710
General Motors Financial Co. 4.20% 2021	23,000	23,335
General Motors Financial Co. 3.45% 2022	42,140	41,438
American Balanced Fund — Page 5 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 4.15% 2023	$40,370	$40,398
General Motors Financial Co. 4.30% 2025	18,175	17,851
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,004
Goldman Sachs Group, Inc. 1.95% 2019	5,140	5,090
Goldman Sachs Group, Inc. 2.55% 2019	11,000	10,936
Goldman Sachs Group, Inc. 2.60% 2020	14,610	14,478
Goldman Sachs Group, Inc. 2.625% 2021	9,465	9,268
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 3.720% 2021[7]	25,782	26,355
Goldman Sachs Group, Inc. 5.25% 2021	20,000	21,026
Goldman Sachs Group, Inc. 3.00% 2022	75,000	73,354
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,405
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	110,763	106,753
Goldman Sachs Group, Inc. 3.20% 2023	91,500	89,227
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[5]	10,000	9,487
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	24,507	23,310
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[5]	31,493	31,075
Groupe BPCE SA 2.75% 2023[3]	34,500	32,976
Groupe BPCE SA 5.70% 2023[3]	13,830	14,479
Groupe BPCE SA 4.625% 2024[3]	34,250	33,849
Groupe BPCE SA 5.15% 2024[3]	54,250	55,054
HSBC Holdings PLC 2.65% 2022	35,000	33,896
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[5]	50,500	49,484
HSBC Holdings PLC 3.326% 2024[7]	11,250	11,225
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[5]	19,400	19,359
HSBC Holdings PLC 4.25% 2024	8,000	7,966
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[5]	25,500	25,776
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,001
Intesa Sanpaolo SpA 3.125% 2022[3]	50,835	46,950
Intesa Sanpaolo SpA 3.375% 2023[3]	35,900	33,023
Intesa Sanpaolo SpA 5.017% 2024[3]	35,985	32,691
Intesa Sanpaolo SpA 5.25% 2024	12,600	12,304
Intesa Sanpaolo SpA 3.875% 2027[3]	35,763	30,904
Intesa Sanpaolo SpA 3.875% 2028[3]	12,750	10,946
Jefferies Financial Group Inc. 5.50% 2023	830	859
JPMorgan Chase & Co. 2.25% 2020	14,585	14,402
JPMorgan Chase & Co. 2.55% 2020	32,300	31,836
JPMorgan Chase & Co. 2.40% 2021	32,500	31,674
JPMorgan Chase & Co. 2.55% 2021	24,235	23,757
JPMorgan Chase & Co. 3.25% 2022	10,000	9,910
JPMorgan Chase & Co. 2.70% 2023	27,600	26,505
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[5]	48,175	47,738
JPMorgan Chase & Co. 3.875% 2024	25,000	24,778
JPMorgan Chase & Co. 3.30% 2026	10,000	9,569
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[5]	32,750	31,094
JPMorgan Chase & Co. 4.005% 2029 (3-month USD-LIBOR + 1.12% on 4/23/2028)[5]	5,620	5,554
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated) (3-month USD-LIBOR + 3.80% on 5/1/2020)[5]	35,000	35,735
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated) (3-month USD-LIBOR + 3.78% on 2/1/2024)[5]	25,000	27,219
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.702% 2021[7]	28,050	28,064
Keybank National Association 2.50% 2019	17,000	16,869
Keybank National Association 3.375% 2023[3]	21,000	20,871
Lloyds Banking Group PLC 3.00% 2022	30,000	29,238
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	74,300	70,817
American Balanced Fund — Page 6 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 4.45% 2025	$12,400	$12,482
Lloyds Banking Group PLC 4.582% 2025	14,750	14,477
Lloyds Banking Group PLC 3.75% 2027	10,000	9,466
Lloyds Banking Group PLC 4.375% 2028	10,025	9,919
Metropolitan Life Global Funding I 1.55% 2019[3]	15,500	15,263
Metropolitan Life Global Funding I 2.30% 2019[3]	10,120	10,088
Metropolitan Life Global Funding I 2.00% 2020[3]	6,125	5,999
Metropolitan Life Global Funding I 2.50% 2020[3]	46,300	45,588
Metropolitan Life Global Funding I 1.95% 2021[3]	15,500	14,847
Metropolitan Life Global Funding I 2.40% 2021[3]	24,175	23,729
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	25,500	24,495
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	30,500	29,446
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	18,300	17,971
Mizuho Financial Group, Ltd. 3.549% 2023	51,500	51,143
Moody’s Corp. 2.75% 2021	20,000	19,558
Morgan Stanley 2.50% 2021	46,000	44,942
Morgan Stanley 2.75% 2022	15,000	14,535
Morgan Stanley 3.125% 2023	100,592	98,214
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	121,400	120,765
Morgan Stanley 4.00% 2025	8,950	8,928
Morgan Stanley 3.875% 2026	19,500	19,207
Morgan Stanley 3.625% 2027	9,875	9,511
Morgan Stanley 3.772% 2029 (3-month USD-LIBOR + 1.14% on 1/24/2028)[5]	79,880	77,067
National Australia Bank Ltd. 1.375% 2019	10,200	10,050
National Australia Bank Ltd. 1.875% 2021	10,200	9,745
National Australia Bank Ltd. 2.50% 2022	29,500	28,274
National Australia Bank Ltd. 2.875% 2023	23,725	23,010
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.631% 2024[3,7]	8,150	8,150
New York Life Global Funding 1.50% 2019[3]	15,265	14,983
New York Life Global Funding 1.95% 2020[3]	16,000	15,707
New York Life Global Funding 1.70% 2021[3]	40,500	38,562
New York Life Global Funding 2.35% 2026[3]	11,890	10,821
Nordea Bank AB 2.50% 2020[3]	14,825	14,584
Nordea Bank AB 2.25% 2021[3]	8,800	8,528
PNC Bank 1.45% 2019	33,375	32,912
PNC Bank 2.40% 2019	14,800	14,700
PNC Bank 2.60% 2020	30,000	29,645
PNC Bank 2.55% 2021	17,000	16,584
PNC Bank 3.50% 2023	25,327	25,372
PNC Financial Services Group, Inc. 3.90% 2024	20,000	20,053
PRICOA Global Funding I 2.45% 2022[3]	5,295	5,081
Prudential Financial, Inc. 2.30% 2018	7,595	7,593
Prudential Financial, Inc. 3.50% 2024	23,600	23,419
Rabobank Nederland 1.375% 2019	16,560	16,285
Rabobank Nederland 2.75% 2022	23,500	22,925
Rabobank Nederland 4.375% 2025	22,650	22,234
Santander Holdings USA, Inc. 3.70% 2022	28,500	28,097
Santander Holdings USA, Inc. 3.40% 2023	31,500	30,436
Skandinaviska Enskilda Banken AB 2.375% 2019[3]	9,599	9,570
Skandinaviska Enskilda Banken AB 2.45% 2020[3]	27,550	27,166
Skandinaviska Enskilda Banken AB 1.875% 2021	38,790	36,981
Skandinaviska Enskilda Banken AB 2.80% 2022	9,960	9,708
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,475
Sumitomo Mitsui Banking Corp. 3.102% 2023	52,500	51,306
American Balanced Fund — Page 7 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Svenska Handelsbanken AB 1.95% 2020	$6,855	$6,672
Synchrony Bank 3.65% 2021	37,625	37,670
Travelers Companies, Inc. 4.00% 2047	13,520	13,026
UBS Group AG 4.125% 2025[3]	28,250	28,070
UniCredit SPA 3.75% 2022[3]	88,069	84,103
UniCredit SPA 4.625% 2027[3]	10,000	9,310
UniCredit SPA 5.861% 2032[3,5]	52,700	47,054
Unum Group 3.875% 2025	5,045	4,906
US Bancorp 2.35% 2020	25,000	24,778
US Bancorp 2.625% 2022	16,225	15,891
US Bancorp 2.85% 2023	63,000	61,705
US Bancorp 2.375% 2026	35,000	31,868
US Bancorp 3.15% 2027	34,000	32,525
US Bank NA 1.40% 2019	5,465	5,412
US Bank NA 2.125% 2019	30,000	29,718
Wells Fargo & Co. 2.55% 2020	9,575	9,420
Wells Fargo & Co. 2.10% 2021	25,600	24,611
Wells Fargo & Co. 2.50% 2021	43,000	42,075
Wells Fargo & Co. 4.60% 2021	25,000	25,807
Wells Fargo & Co. 2.625% 2022	30,500	29,396
Wells Fargo & Co. 3.069% 2023	60,000	58,364
Wells Fargo & Co. 3.00% 2026	21,000	19,540
Wells Fargo & Co. 3.00% 2026	13,400	12,382
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[5]	16,755	16,065
Westpac Banking Corp. 2.15% 2020	28,000	27,554
Westpac Banking Corp. 2.75% 2023	27,500	26,234
		5,573,059
Health care 1.81%
Abbott Laboratories 2.80% 2020	13,870	13,770
Abbott Laboratories 2.90% 2021	67,382	66,388
Abbott Laboratories 3.40% 2023	12,260	12,106
Abbott Laboratories 3.75% 2026	21,120	20,789
Abbott Laboratories 4.75% 2036	4,800	5,076
Abbott Laboratories 4.90% 2046	3,500	3,759
AbbVie Inc. 2.50% 2020	10,400	10,276
AbbVie Inc. 2.30% 2021	25,485	24,780
AbbVie Inc. 2.90% 2022	37,353	36,272
AbbVie Inc. 3.20% 2022	4,646	4,573
AbbVie Inc. 2.85% 2023	14,887	14,349
AbbVie Inc. 3.60% 2025	23,000	22,302
AbbVie Inc. 4.30% 2036	4,730	4,538
AbbVie Inc. 4.45% 2046	31,570	30,282
Allergan PLC 3.00% 2020	26,950	26,826
Allergan PLC 3.45% 2022	96,422	94,935
Allergan PLC 3.80% 2025	10,437	10,147
Allergan PLC 4.55% 2035	17,870	16,993
Allergan PLC 4.75% 2045	21,404	20,665
Allergan, Inc. 5.00% 2021[3]	35,099	36,339
AmerisourceBergen Corp. 3.25% 2025	2,170	2,061
AmerisourceBergen Corp. 4.25% 2045	2,045	1,803
Amgen Inc. 1.85% 2021	13,745	13,154
Amgen Inc. 2.70% 2022	10,620	10,322
Amgen Inc. 4.40% 2045	16,000	15,363
American Balanced Fund — Page 8 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Anthem, Inc. 2.95% 2022	$26,430	$25,687
Anthem, Inc. 4.101% 2028	40,000	39,277
AstraZeneca PLC 2.375% 2022	29,195	28,109
AstraZeneca PLC 3.375% 2025	30,445	29,308
Baxalta Inc. 4.00% 2025	12,000	11,762
Bayer AG 2.375% 2019[3]	8,245	8,177
Bayer US Finance II LLC 3.875% 2023[3]	46,412	46,453
Bayer US Finance II LLC 4.25% 2025[3]	59,336	59,770
Bayer US Finance II LLC 4.625% 2038[3]	11,798	11,735
Bayer US Finance II LLC 4.875% 2048[3]	27,071	27,435
Becton, Dickinson and Co. 2.133% 2019	17,750	17,647
Becton, Dickinson and Co. 2.404% 2020	17,750	17,439
Becton, Dickinson and Co. 2.894% 2022	39,820	38,540
Becton, Dickinson and Co. 3.363% 2024	40,505	38,944
Boston Scientific Corp. 3.375% 2022	20,000	19,743
Boston Scientific Corp. 3.85% 2025	45,500	45,085
CVS Health Corp. 3.35% 2021	67,095	67,059
CVS Health Corp. 3.70% 2023	75,032	74,347
CVS Health Corp. 4.10% 2025	115,625	115,159
CVS Health Corp. 4.30% 2028	72,170	71,301
CVS Health Corp. 4.78% 2038	19,437	19,273
CVS Health Corp. 5.05% 2048	11,937	12,102
EMD Finance LLC 2.95% 2022[3]	12,850	12,569
EMD Finance LLC 3.25% 2025[3]	16,200	15,509
GlaxoSmithKline PLC 3.625% 2025	24,165	24,141
HCA Inc. 6.50% 2020	9,800	10,229
Humana Inc. 3.15% 2022	20,000	19,481
Johnson & Johnson 2.25% 2022	28,250	27,633
Johnson & Johnson 2.45% 2026	8,360	7,849
Johnson & Johnson 3.625% 2037	7,250	7,094
Johnson & Johnson 3.75% 2047	5,000	4,900
Medtronic, Inc. 3.50% 2025	22,500	22,277
Medtronic, Inc. 4.375% 2035	12,627	13,074
Medtronic, Inc. 4.625% 2045	11,095	11,779
Mylan Laboratories Inc. 3.15% 2021	18,347	18,152
Novartis Capital Corp. 2.40% 2022	28,000	27,205
Pfizer Inc. 7.20% 2039	485	673
Roche Holdings, Inc. 2.875% 2021[3]	24,400	24,173
Roche Holdings, Inc. 1.75% 2022[3]	18,330	17,432
Roche Holdings, Inc. 3.35% 2024[3]	9,000	8,948
Roche Holdings, Inc. 3.00% 2025[3]	19,000	18,354
Shire PLC 1.90% 2019	20,000	19,700
Shire PLC 2.40% 2021	51,904	49,725
Shire PLC 2.875% 2023	105,025	98,875
Shire PLC 3.20% 2026	90,000	82,592
Teva Pharmaceutical Finance Company BV 2.20% 2021	128,578	119,338
Teva Pharmaceutical Finance Company BV 2.80% 2023	158,775	137,251
Teva Pharmaceutical Finance Company BV 3.15% 2026	147,999	119,116
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,027
UnitedHealth Group Inc. 2.125% 2021	26,195	25,535
WellPoint, Inc. 2.25% 2019	15,500	15,374
American Balanced Fund — Page 9 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 3.15% 2022	$18,910	$18,575
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,131
		2,332,931
Energy 1.53%
Anadarko Petroleum Corp. 4.85% 2021	24,635	25,366
Anadarko Petroleum Corp. 5.55% 2026	13,895	14,910
Anadarko Petroleum Corp. 6.60% 2046	14,150	17,053
Canadian Natural Resources Ltd. 2.95% 2023	34,865	33,662
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,706
Canadian Natural Resources Ltd. 3.85% 2027	7,500	7,327
Canadian Natural Resources Ltd. 4.95% 2047	7,500	7,765
Cenovus Energy Inc. 3.00% 2022	2,000	1,917
Cenovus Energy Inc. 3.80% 2023	20,710	20,207
Cenovus Energy Inc. 4.25% 2027	52,985	51,109
Cenovus Energy Inc. 5.25% 2037	12,500	12,321
Cenovus Energy Inc. 5.40% 2047	32,500	31,909
Chevron Corp. 2.566% 2023	13,000	12,584
Concho Resources Inc. 4.30% 2028	23,825	23,842
Concho Resources Inc. 4.85% 2048	9,046	9,197
Devon Energy Corp. 5.00% 2045	6,000	6,122
Enbridge Energy Partners, LP 9.875% 2019	11,250	11,737
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,015
Enbridge Energy Partners, LP 5.875% 2025	21,005	22,886
Enbridge Energy Partners, LP 5.50% 2040	15,000	15,649
Enbridge Energy Partners, LP 7.375% 2045	52,240	66,640
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	11,447
Enbridge Inc. 4.00% 2023	26,535	26,642
Enbridge Inc. 3.70% 2027	26,253	24,915
Energy Transfer Partners, LP 4.15% 2020	11,500	11,645
Energy Transfer Partners, LP 4.20% 2023	11,190	11,184
Energy Transfer Partners, LP 4.75% 2026	19,000	18,849
Energy Transfer Partners, LP 4.00% 2027	25,745	24,095
Energy Transfer Partners, LP 4.20% 2027	13,373	12,615
Energy Transfer Partners, LP 4.95% 2028	15,906	15,881
Energy Transfer Partners, LP 6.125% 2045	14,990	15,031
Energy Transfer Partners, LP 5.30% 2047	40,414	37,076
Energy Transfer Partners, LP 5.40% 2047	96,728	88,995
Energy Transfer Partners, LP 6.00% 2048	36,160	36,169
EnLink Midstream Partners, LP 4.15% 2025	29,650	27,435
EnLink Midstream Partners, LP 5.05% 2045	9,405	7,672
EnLink Midstream Partners, LP 5.45% 2047	18,515	15,609
Enterprise Products Operating LLC 3.90% 2024	16,545	16,581
Enterprise Products Operating LLC 3.95% 2027	550	545
EOG Resources, Inc. 4.15% 2026	10,220	10,466
EQT Corp. 3.00% 2022	16,800	16,194
EQT Corp. 3.90% 2027	15,080	14,099
Exxon Mobil Corp. 2.222% 2021	18,000	17,674
Exxon Mobil Corp. 2.726% 2023	12,000	11,781
Halliburton Co. 3.80% 2025	8,000	7,955
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	19,963
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	4,544
Kinder Morgan Energy Partners, LP 3.50% 2021	8,980	8,969
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	12,785
American Balanced Fund — Page 10 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 5.50% 2044	$11,321	$11,275
Kinder Morgan, Inc. 3.05% 2019	8,070	8,048
Kinder Morgan, Inc. 6.50% 2020	10,700	11,250
Kinder Morgan, Inc. 4.30% 2028	80,865	78,496
Kinder Morgan, Inc. 5.30% 2034	8,205	8,101
Kinder Morgan, Inc. 5.55% 2045	27,109	27,465
Kinder Morgan, Inc. 5.20% 2048	73,631	71,397
Marathon Oil Corp. 4.40% 2027	31,665	31,823
MPLX LP 4.125% 2027	13,650	13,039
MPLX LP 4.00% 2028	9,735	9,278
MPLX LP 4.50% 2038	25,500	23,612
Noble Energy, Inc. 3.85% 2028	19,650	18,808
Noble Energy, Inc. 4.95% 2047	13,500	13,555
Petróleos Mexicanos 5.35% 2028[3]	15,590	14,795
Petróleos Mexicanos 5.50% 2044	3,370	2,851
Petróleos Mexicanos 5.625% 2046	8,800	7,449
Petróleos Mexicanos 6.75% 2047	59,847	57,034
Petróleos Mexicanos 6.35% 2048[3]	88,165	80,230
Phillips 66 Partners LP 3.605% 2025	1,950	1,862
Phillips 66 3.90% 2028	24,325	23,779
Phillips 66 4.875% 2044	40,000	41,441
Phillips 66 Partners LP 3.55% 2026	3,350	3,137
Phillips 66 Partners LP 3.75% 2028	8,775	8,214
Phillips 66 Partners LP 4.68% 2045	6,580	6,186
Phillips 66 Partners LP 4.90% 2046	20,100	19,323
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,560
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	75,500	80,159
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	53,451
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	11,023
Sabine Pass Liquefaction, LLC 4.20% 2028	57,100	54,997
Schlumberger BV 3.625% 2022[3]	11,340	11,349
Schlumberger BV 4.00% 2025[3]	23,448	23,400
Shell International Finance BV 2.25% 2020	8,375	8,243
Shell International Finance BV 1.875% 2021	15,000	14,547
Statoil ASA 2.75% 2021	5,395	5,323
Statoil ASA 3.25% 2024	1,690	1,665
Statoil ASA 4.25% 2041	6,000	5,962
TC PipeLines, LP 4.375% 2025	6,390	6,326
TransCanada PipeLines Ltd. 4.25% 2028	17,075	17,155
TransCanada PipeLines Ltd. 4.75% 2038	22,400	22,448
TransCanada PipeLines Ltd. 5.00% 2043	10,000	10,164
TransCanada PipeLines Ltd. 4.875% 2048	23,500	23,812
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[5]	6,410	6,266
Western Gas Partners LP 3.95% 2025	3,730	3,522
Western Gas Partners LP 4.65% 2026	7,045	6,930
Western Gas Partners LP 5.30% 2048	20,000	18,430
Williams Partners LP 4.50% 2023	6,400	6,503
Williams Partners LP 4.30% 2024	7,870	7,905
Williams Partners LP 4.85% 2048	30,000	28,668
Woodside Petroleum Ltd. 3.65% 2025[3]	12,400	12,098
		1,981,094
American Balanced Fund — Page 11 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 1.38%	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.40% 2023	$36,545	$35,232
Amazon.com, Inc. 2.80% 2024	56,300	53,751
Amazon.com, Inc. 3.80% 2024	35,000	35,744
American Honda Finance Corp. 2.65% 2021	32,000	31,752
American Honda Finance Corp. 3.50% 2028	32,000	31,379
Bayerische Motoren Werke AG 3.45% 2023[3]	61,070	60,449
CBS Corp. 3.50% 2025	15,000	14,362
CBS Corp. 4.60% 2045	25,000	23,134
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	12,500	12,651
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	20,375	20,372
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	10,110
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	22,210	20,825
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	16,350	17,278
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	25,785	23,480
Comcast Corp. 3.15% 2026	11,215	10,538
Comcast Corp. 2.35% 2027	17,000	14,907
Comcast Corp. 3.30% 2027	11,250	10,592
Comcast Corp. 3.20% 2036	7,250	6,039
Comcast Corp. 6.45% 2037	15,000	17,851
Comcast Corp. 3.90% 2038	12,750	11,630
Comcast Corp. 4.60% 2045	20,000	19,299
Comcast Corp. 4.00% 2048	26,750	23,605
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	25,500	25,133
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	13,000	12,862
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	9,780	9,621
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	22,525	21,562
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	40,000	39,551
DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	12,800	12,583
DaimlerChrysler North America Holding Corp. 3.75% 2028[3]	4,198	4,075
Ford Motor Co. 5.291% 2046	5,000	4,654
Ford Motor Credit Co. 2.551% 2018	9,015	9,010
Ford Motor Credit Co. 2.597% 2019	13,000	12,903
Ford Motor Credit Co. 2.343% 2020	84,005	81,844
Ford Motor Credit Co. 3.157% 2020	44,135	43,884
Ford Motor Credit Co. 3.20% 2021	8,300	8,212
Ford Motor Credit Co. 3.339% 2022	27,500	26,932
Ford Motor Credit Co. 3.096% 2023	43,286	41,306
Ford Motor Credit Co. 4.14% 2023	20,000	19,988
Ford Motor Credit Co. 4.375% 2023	26,189	26,320
Ford Motor Credit Co. 3.664% 2024	10,000	9,580
Ford Motor Credit Co. 4.134% 2025	21,355	20,850
Ford Motor Credit Co. 3.815% 2027	9,367	8,683
General Motors Co. 4.875% 2023	22,735	23,392
General Motors Co. 4.35% 2025	20,515	20,242
General Motors Co. 6.60% 2036	9,435	10,233
General Motors Financial Co. 2.35% 2019	18,000	17,851
General Motors Financial Co. 2.40% 2019	20,435	20,344
General Motors Financial Co. 3.70% 2020	20,890	21,006
General Motors Financial Co. 3.20% 2021	20,000	19,752
General Motors Financial Co. 3.45% 2022	30,000	29,594
General Motors Financial Co. 3.25% 2023	44,500	43,159
General Motors Financial Co. 3.70% 2023	43,947	43,210
General Motors Financial Co. 3.50% 2024	46,510	44,331
General Motors Financial Co. 3.95% 2024	45,284	44,354
American Balanced Fund — Page 12 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 4.35% 2027	$11,250	$10,901
Home Depot, Inc. 1.80% 2020	26,880	26,403
Home Depot, Inc. 4.40% 2021	15,000	15,543
Home Depot, Inc. 5.95% 2041	7,500	9,273
Home Depot, Inc. 4.25% 2046	16,500	16,625
Hyundai Capital America 2.00% 2019[3]	11,960	11,807
Hyundai Capital America 2.55% 2020[3]	8,300	8,160
Hyundai Capital America 3.45% 2021[3]	58,690	58,262
Hyundai Capital America 3.75% 2021[3]	20,000	19,990
Hyundai Capital America 3.10% 2022[3]	26,390	25,767
Hyundai Capital America 3.25% 2022[3]	13,055	12,709
Lowe’s Companies, Inc. 2.50% 2026	23,310	21,347
McDonald’s Corp. 2.625% 2022	23,710	23,249
McDonald’s Corp. 3.50% 2027	6,555	6,404
McDonald’s Corp. 3.80% 2028	14,775	14,734
McDonald’s Corp. 4.875% 2045	12,000	12,647
NBC Universal Enterprise, Inc. 5.25% 2049[3]	5,730	5,802
Newell Rubbermaid Inc. 3.15% 2021	25,777	25,553
Newell Rubbermaid Inc. 3.85% 2023	4,770	4,702
Nissan Motor Co., Ltd. 2.60% 2022[3]	29,255	28,102
Nordstrom, Inc. 4.00% 2021	6,245	6,299
Starbucks Corp. 3.10% 2023	51,087	50,121
Thomson Reuters Corp. 4.30% 2023	4,500	4,596
Thomson Reuters Corp. 3.35% 2026	12,410	11,497
Thomson Reuters Corp. 5.65% 2043	2,000	2,165
Time Warner Cable Inc. 6.75% 2018	20,000	20,000
Time Warner Inc. 3.80% 2027	6,045	5,726
Toyota Motor Credit Corp. 2.60% 2022	18,015	17,650
Toyota Motor Credit Corp. 2.25% 2023	14,085	13,270
Toyota Motor Credit Corp. 3.05% 2028	15,800	15,044
		1,786,349
Consumer staples 1.30%
Altria Group, Inc. 9.25% 2019	5,067	5,413
Altria Group, Inc. 2.625% 2020	14,760	14,683
Altria Group, Inc. 2.95% 2023	8,000	7,784
Altria Group, Inc. 9.95% 2038	13,500	21,485
Altria Group, Inc. 4.50% 2043	10,000	9,605
Altria Group, Inc. 5.375% 2044	6,825	7,390
Anheuser-Busch InBev NV 2.20% 2018	18,700	18,693
Anheuser-Busch InBev NV 3.30% 2023	62,345	61,869
Anheuser-Busch InBev NV 3.50% 2024	28,585	28,472
Anheuser-Busch InBev NV 3.65% 2026	37,965	37,215
Anheuser-Busch InBev NV 4.00% 2028	69,467	69,417
Anheuser-Busch InBev NV 4.60% 2048	24,578	24,196
British American Tobacco International Finance PLC 3.95% 2025[3]	16,500	16,143
British American Tobacco PLC 2.297% 2020[3]	35,827	35,071
British American Tobacco PLC 2.764% 2022[3]	35,630	34,188
British American Tobacco PLC 3.222% 2024[3]	119,000	112,828
British American Tobacco PLC 3.557% 2027[3]	66,150	61,640
British American Tobacco PLC 4.39% 2037[3]	25,500	23,982
British American Tobacco PLC 4.54% 2047[3]	40,500	37,935
Constellation Brands, Inc. 2.00% 2019	19,000	18,725
Constellation Brands, Inc. 2.25% 2020	19,000	18,559
American Balanced Fund — Page 13 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 2.65% 2022	$43,645	$41,888
Constellation Brands, Inc. 2.70% 2022	6,780	6,563
Constellation Brands, Inc. 3.20% 2023	30,742	29,935
Constellation Brands, Inc. 3.60% 2028	10,000	9,467
Constellation Brands, Inc. 4.50% 2047	3,465	3,308
Constellation Brands, Inc. 4.10% 2048	22,000	19,638
Costco Wholesale Corp. 2.15% 2021	17,500	17,119
Costco Wholesale Corp. 2.30% 2022	17,500	17,001
Costco Wholesale Corp. 2.75% 2024	57,500	55,708
Costco Wholesale Corp. 3.00% 2027	17,500	16,719
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.893% 2021[7]	14,250	14,277
General Mills, Inc. 3.70% 2023	3,120	3,091
Imperial Tobacco Finance PLC 3.50% 2023[3]	17,000	16,631
Kraft Heinz Co. 3.50% 2022	23,285	23,088
Kraft Heinz Co. 4.375% 2046	5,290	4,590
Kroger Co. 3.50% 2026	16,135	15,361
Maple Escrow 3.551% 2021[3]	33,725	33,775
Maple Escrow 4.057% 2023[3]	61,675	61,973
Maple Escrow 4.417% 2025[3]	24,162	24,313
Maple Escrow 4.597% 2028[3]	23,096	23,217
Maple Escrow 4.985% 2038[3]	17,945	18,104
Maple Escrow 5.085% 2048[3]	32,576	32,944
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,500
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,420
Molson Coors Brewing Co. 1.45% 2019	7,465	7,349
Molson Coors Brewing Co. 1.90% 2019	10,015	9,945
Molson Coors Brewing Co. 2.25% 2020	8,590	8,457
Molson Coors Brewing Co. 2.10% 2021	11,385	10,924
Molson Coors Brewing Co. 3.00% 2026	9,670	8,796
Molson Coors Brewing Co. 4.20% 2046	10,475	9,434
Pernod Ricard SA 4.45% 2022[3]	9,600	9,876
Philip Morris International Inc. 2.00% 2020	28,010	27,565
Philip Morris International Inc. 1.875% 2021	25,020	24,231
Philip Morris International Inc. 2.375% 2022	20,565	19,687
Philip Morris International Inc. 2.50% 2022	31,500	30,229
Philip Morris International Inc. 2.625% 2022	30,160	29,405
Philip Morris International Inc. 3.25% 2024	10,000	9,715
Philip Morris International Inc. 3.375% 2025	27,395	26,656
Philip Morris International Inc. 4.25% 2044	6,000	5,693
Procter & Gamble Co. 1.70% 2021	8,270	7,961
Reckitt Benckiser Group PLC 2.375% 2022[3]	19,000	18,171
Reckitt Benckiser Group PLC 2.75% 2024[3]	8,078	7,626
Reynolds American Inc. 3.25% 2022	11,420	11,205
Reynolds American Inc. 4.00% 2022	6,695	6,743
Reynolds American Inc. 4.85% 2023	12,000	12,483
Reynolds American Inc. 4.45% 2025	60,115	60,503
Reynolds American Inc. 5.70% 2035	1,555	1,673
Reynolds American Inc. 5.85% 2045	32,595	35,747
Wal-Mart Stores, Inc. 3.40% 2023	30,140	30,374
Wal-Mart Stores, Inc. 3.55% 2025	23,618	23,785
Wal-Mart Stores, Inc. 3.70% 2028	15,841	15,965
American Balanced Fund — Page 14 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 4.05% 2048	$17,714	$17,772
WM. Wrigley Jr. Co 3.375% 2020[3]	22,500	22,568
		1,674,461
Utilities 1.16%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[3]	25,500	25,282
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[3]	11,250	11,244
AEP Transmission Company LLC 3.75% 2047	9,870	9,185
Ameren Corp. 3.65% 2026	1,410	1,368
Ameren Corp. 3.70% 2047	23,960	22,436
American Electric Power Co., Inc. 2.15% 2020	9,800	9,569
American Electric Power Co., Inc. 2.95% 2022	13,694	13,340
Berkshire Hathaway Energy Co. 2.40% 2020	4,355	4,321
Berkshire Hathaway Energy Co. 2.80% 2023	16,000	15,617
Centerpoint Energy, Inc. 2.50% 2022	4,510	4,330
CMS Energy Corp. 5.05% 2022	9,215	9,668
Comision Federal de Electricidad 4.75% 2027[3]	10,725	10,470
Commonwealth Edison Company 2.55% 2026	11,270	10,361
Commonwealth Edison Company 4.35% 2045	8,345	8,546
Commonwealth Edison Company 4.00% 2048	11,750	11,513
Consolidated Edison Co. of New York 4.50% 2058	19,825	19,740
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,600	9,028
Consumers Energy Co. 3.375% 2023	1,435	1,433
Consumers Energy Co. 3.125% 2024	10,520	10,215
Consumers Energy Co. 3.25% 2046	10,635	9,318
Consumers Energy Co. 4.05% 2048	27,710	27,707
Dominion Resources, Inc. 1.875% 2018[3]	25,000	24,906
Dominion Resources, Inc. 1.60% 2019	3,660	3,605
Dominion Resources, Inc. 2.962% 2019[5]	11,040	11,018
Dominion Resources, Inc. 2.579% 2020[5]	7,025	6,924
Dominion Resources, Inc. 2.00% 2021	13,335	12,724
Dominion Resources, Inc. 2.75% 2022	36,516	35,443
Duke Energy Carolinas, Inc. 3.70% 2047	6,625	6,178
Duke Energy Corp. 3.75% 2024	24,295	24,232
Duke Energy Corp. 2.65% 2026	21,250	19,167
Duke Energy Florida, LLC 3.20% 2027	23,075	22,216
Duke Energy Ohio, Inc. 3.70% 2046	7,475	6,895
Duke Energy Progress Inc. 4.15% 2044	26,190	25,887
Duke Energy Progress Inc. 3.70% 2046	29,270	26,983
EDP Finance BV 3.625% 2024[3]	63,525	60,967
Electricité de France SA 2.35% 2020[3]	4,600	4,513
Electricité de France SA 6.95% 2039[3]	10,325	13,110
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	11,600	12,122
Emera US Finance LP 2.15% 2019	9,165	9,071
Emera US Finance LP 2.70% 2021	11,940	11,629
Emera US Finance LP 3.55% 2026	17,715	16,702
Enel Finance International SA 2.875% 2022[3]	13,466	12,839
Enel Finance International SA 2.75% 2023[3]	53,034	49,391
Enel Finance International SA 3.625% 2027[3]	29,500	27,024
Enel Finance International SA 3.50% 2028[3]	26,650	23,986
Enersis Américas SA 4.00% 2026	4,330	4,136
Entergy Corp. 4.00% 2022	7,994	8,098
Entergy Corp. 2.95% 2026	24,040	21,989
Eversource Energy 2.70% 2026	4,085	3,795
American Balanced Fund — Page 15 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Exelon Corp. 2.85% 2020	$15,000	$14,873
Exelon Corp. 3.497% 2022[5]	90,158	89,262
Exelon Corp. 3.40% 2026	2,840	2,701
Exelon Corp. 4.45% 2046	12,640	12,319
FirstEnergy Corp. 3.90% 2027	48,970	47,578
FirstEnergy Corp. 4.85% 2047	43,720	44,840
FirstEnergy Corp., Series B, 4.25% 2023	33,180	33,736
Great Plains Energy Inc. 4.20% 2047	8,400	8,285
MidAmerican Energy Holdings Co. 2.40% 2019	5,500	5,487
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	20,258
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	20,547
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	8,667
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,259
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	8,805	8,645
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	11,500	11,112
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	20,869
NiSource Finance Corp. 2.65% 2022	14,850	14,364
Northeast Utilities 3.15% 2025	8,845	8,524
Northern States Power Co. 4.125% 2044	18,000	18,147
NV Energy, Inc 6.25% 2020	10,168	10,864
Pacific Gas and Electric Co. 3.25% 2023	6,742	6,442
Pacific Gas and Electric Co. 3.85% 2023	21,430	21,147
Pacific Gas and Electric Co. 3.40% 2024	3,369	3,152
Pacific Gas and Electric Co. 3.75% 2024	20,000	19,312
Pacific Gas and Electric Co. 2.95% 2026	9,275	8,287
Pacific Gas and Electric Co. 3.30% 2027	25,869	23,266
Pacific Gas and Electric Co. 3.30% 2027	11,325	10,251
Pacific Gas and Electric Co. 4.75% 2044	4,930	4,690
Pacific Gas and Electric Co. 3.95% 2047	10,000	8,582
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,468
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	18,568
Public Service Co. of Colorado 2.25% 2022	6,000	5,746
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,121
Public Service Enterprise Group Inc. 1.90% 2021	6,810	6,588
Public Service Enterprise Group Inc. 2.65% 2022	25,075	24,156
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,503
Puget Energy, Inc. 6.50% 2020	5,750	6,161
Puget Energy, Inc. 6.00% 2021	13,200	14,126
Puget Energy, Inc. 5.625% 2022	15,427	16,372
Puget Energy, Inc. 3.65% 2025	9,400	9,159
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	13,944
South Carolina Electric & Gas Co. 4.10% 2046	13,624	12,427
Southern California Edison Co., 1.845% 2022[8]	8,814	8,599
Tampa Electric Co. 4.35% 2044	11,410	11,563
Teco Finance, Inc. 5.15% 2020	5,627	5,783
Virginia Electric and Power Co. 2.95% 2026	8,247	7,731
Virginia Electric and Power Co. 3.50% 2027	20,753	20,399
Xcel Energy Inc. 4.70% 2020	4,845	4,951
Xcel Energy Inc. 3.30% 2025	5,795	5,613
Xcel Energy Inc. 4.00% 2028	20,360	20,391
		1,502,076
American Balanced Fund — Page 16 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.57%	Principal amount (000)	Value (000)
3M Co. 2.25% 2026	$10,000	$9,073
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[8]	8,142	8,402
Canadian National Railway Co. 3.20% 2046	17,110	14,728
Canadian National Railway Co. 3.65% 2048	33,595	31,380
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	3,205	3,273
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	19	20
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	146	150
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	1,312	1,410
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[8]	376	403
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	1,744	1,829
CSX Corp. 3.80% 2028	43,025	41,984
CSX Corp. 4.30% 2048	19,000	18,164
ERAC USA Finance Co. 2.80% 2018[3]	9,900	9,899
ERAC USA Finance Co. 2.70% 2023[3]	25,500	24,093
FedEx Corp. 4.75% 2045	35,000	34,961
Fortive Corp. 1.80% 2019	8,000	7,913
Fortive Corp. 2.35% 2021	6,505	6,308
General Dynamics Corp. 3.375% 2023	25,075	25,134
General Dynamics Corp. 3.50% 2025	36,455	36,437
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,662
General Electric Co. 2.70% 2022	11,000	10,648
General Electric Co. 4.125% 2042	11,000	10,231
Honeywell International Inc. 1.85% 2021	17,905	17,178
Lockheed Martin Corp. 3.10% 2023	4,710	4,652
Lockheed Martin Corp. 3.55% 2026	18,885	18,610
Northrop Grumman Corp. 2.55% 2022	13,220	12,743
Northrop Grumman Corp., 2.93% 2025	56,745	53,941
Northrop Grumman Corp. 3.25% 2028	23,975	22,602
Rockwell Collins, Inc. 1.95% 2019	8,465	8,385
Rockwell Collins, Inc. 2.80% 2022	36,585	35,671
Rockwell Collins, Inc. 3.20% 2024	17,295	16,677
Roper Technologies, Inc. 2.80% 2021	9,660	9,441
Roper Technologies, Inc. 3.80% 2026	8,325	8,085
Siemens AG 1.70% 2021[3]	25,500	24,310
Siemens AG 2.70% 2022[3]	55,520	54,109
Southwest Airlines Co. 2.75% 2019	6,255	6,234
Union Pacific Corp. 5.70% 2018	11,150	11,189
Union Pacific Corp. 3.75% 2025	24,640	24,724
Union Pacific Corp. 3.95% 2028	30,000	30,192
United Technologies Corp. 2.30% 2022	22,570	21,687
United Technologies Corp. 3.10% 2022	14,783	14,607
United Technologies Corp. 3.125% 2027	33,000	30,705
Waste Management, Inc. 2.90% 2022	15,000	14,687
		739,531
Information technology 0.47%
Alphabet Inc. 1.998% 2026	17,000	15,201
Apple Inc. 2.25% 2021	23,000	22,607
Apple Inc. 2.50% 2022	16,750	16,431
Apple Inc. 2.75% 2025	31,000	29,691
Apple Inc. 2.90% 2027	20,000	18,825
Apple Inc. 3.00% 2024	10,000	9,798
Broadcom Ltd. 2.375% 2020	15,000	14,810
Broadcom Ltd. 3.00% 2022	87,850	85,497
American Balanced Fund — Page 17 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Ltd. 2.65% 2023	$31,000	$29,215
Broadcom Ltd. 3.625% 2024	55,500	53,771
Broadcom Ltd. 3.875% 2027	98,110	92,930
Broadcom Ltd. 3.50% 2028	28,000	25,539
Intel Corp. 3.70% 2025	22,000	22,157
Microsoft Corp. 1.55% 2021	11,600	11,135
Microsoft Corp. 2.40% 2026	15,000	13,886
Microsoft Corp. 3.30% 2027	21,655	21,396
Microsoft Corp. 4.20% 2035	18,000	18,950
Microsoft Corp. 4.10% 2037	10,750	11,214
Microsoft Corp. 3.70% 2046	15,000	14,598
Oracle Corp. 2.65% 2026	10,000	9,229
Visa Inc. 2.80% 2022	23,000	22,571
Visa Inc. 3.15% 2025	49,000	47,441
		606,892
Telecommunication services 0.43%
AT&T Inc. 3.00% 2022	30,000	29,108
AT&T Inc. 4.10% 2028[3]	21,736	20,803
AT&T Inc. 4.30% 2042	5,235	4,462
AT&T Inc. 4.35% 2045	4,765	4,053
British Telecommunications PLC 2.35% 2019	13,285	13,249
British Telecommunications PLC 9.625% 2030[5]	16,988	24,320
Deutsche Telekom International Finance BV 1.95% 2021[3]	10,000	9,540
Deutsche Telekom International Finance BV 2.82% 2022[3]	45,985	44,702
Deutsche Telekom International Finance BV 3.60% 2027[3]	37,214	35,143
Deutsche Telekom International Finance BV 9.25% 2032	6,194	8,879
France Télécom 4.125% 2021	20,000	20,451
Orange SA 2.75% 2019	14,870	14,862
Orange SA 5.50% 2044	14,000	15,545
SoftBank Group Corp. 3.36% 2023[3,8]	12,188	12,081
Verizon Communications Inc. 3.50% 2024	8,500	8,229
Verizon Communications Inc. 4.125% 2027	26,900	26,564
Verizon Communications Inc. 4.50% 2033	28,166	27,362
Verizon Communications Inc. 4.40% 2034	14,875	13,904
Verizon Communications Inc. 4.272% 2036	47,680	44,089
Verizon Communications Inc. 4.125% 2046	39,649	33,974
Vodafone Group PLC 3.75% 2024	50,000	49,615
Vodafone Group PLC 4.125% 2025	33,000	32,877
Vodafone Group PLC 4.375% 2028	17,500	17,307
Vodafone Group PLC 5.00% 2038	20,000	19,809
Vodafone Group PLC 5.25% 2048	25,000	25,036
		555,964
Real estate 0.38%
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	3,820
American Campus Communities, Inc. 3.35% 2020	16,070	16,035
American Campus Communities, Inc. 3.75% 2023	11,715	11,661
American Campus Communities, Inc. 4.125% 2024	10,965	10,920
American Tower Corp. 3.40% 2019	13,550	13,589
American Tower Corp. 3.55% 2027	6,815	6,348
American Tower Corp. 3.60% 2028	15,000	13,921
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,632
Corporate Office Properties LP 3.60% 2023	6,000	5,811
American Balanced Fund — Page 18 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 5.25% 2024	$20,030	$20,744
Corporate Office Properties LP 5.00% 2025	1,235	1,262
EPR Properties 4.75% 2026	43,650	42,753
EPR Properties 4.50% 2027	20,125	19,249
ERP Operating LP 4.75% 2020	12,000	12,333
Essex Portfolio LP 3.875% 2024	27,215	27,041
Essex Portfolio LP 3.50% 2025	27,075	26,169
Essex Portfolio LP 3.375% 2026	2,395	2,277
Hospitality Properties Trust 4.25% 2021	30,925	31,148
Hospitality Properties Trust 5.00% 2022	4,350	4,474
Hospitality Properties Trust 4.50% 2023	30,950	31,117
Hospitality Properties Trust 4.95% 2027	11,000	10,869
Hospitality Properties Trust 3.95% 2028	12,610	11,539
Prologis, Inc. 4.25% 2023	20,000	20,625
Public Storage 2.37% 2022	8,640	8,300
Scentre Group 2.375% 2019[3]	14,845	14,660
Scentre Group 3.25% 2025[3]	1,780	1,678
Scentre Group 3.50% 2025[3]	10,415	10,049
Scentre Group 3.75% 2027[3]	13,620	13,097
Select Income REIT 3.60% 2020	8,000	7,960
WEA Finance LLC 2.70% 2019[3]	5,395	5,373
WEA Finance LLC 3.25% 2020[3]	32,500	32,444
WEA Finance LLC 3.75% 2024[3]	22,800	22,534
Westfield Corp. Ltd. 3.15% 2022[3]	35,935	35,248
		496,680
Materials 0.22%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5Y + 4.971% on 10/19/2020)[3,5]	3,175	3,328
Chevron Phillips Chemical Company LLC 3.30% 2023[3]	22,030	21,881
Chevron Phillips Chemical Company LLC 3.70% 2028[3]	25,000	24,716
Eastman Chemical Co. 2.70% 2020	21,000	20,882
Eastman Chemical Co. 3.80% 2025	7,405	7,325
Ecolab Inc. 4.35% 2021	816	843
Ecolab Inc. 5.50% 2041	204	241
Ecolab Inc. 3.95% 2047	1,664	1,596
Georgia-Pacific Corp. 2.539% 2019[3]	21,000	20,869
Holcim Ltd. 5.15% 2023[3]	17,000	17,848
International Paper Co. 7.30% 2039	7,835	10,046
Monsanto Co. 4.40% 2044	13,090	12,164
Mosaic Co. 3.25% 2022	19,000	18,469
Mosaic Co. 4.05% 2027	17,940	17,170
Sherwin-Williams Co. 2.25% 2020	19,000	18,692
Sherwin-Williams Co. 2.75% 2022	17,460	16,914
Sherwin-Williams Co. 3.125% 2024	4,260	4,073
Sherwin-Williams Co. 3.45% 2027	10,930	10,336
Vale SA 6.25% 2026	27,219	29,546
Westlake Chemical Corp. 4.375% 2047	23,435	21,665
		278,604
Total corporate bonds & notes		17,527,641
American Balanced Fund — Page 19 of 33

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 13.42% U.S. Treasury 11.41%	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2019	$60,000	$59,348
U.S. Treasury 1.25% 2019	25,000	24,784
U.S. Treasury 1.75% 2019	250,000	247,515
U.S. Treasury 1.75% 2019	110,000	109,087
U.S. Treasury 1.875% 2019	285,500	282,979
U.S. Treasury 1.25% 2020	120,000	117,710
U.S. Treasury 1.375% 2020	443,000	434,415
U.S. Treasury 1.375% 2020	76,875	74,785
U.S. Treasury 1.50% 2020	101,000	99,054
U.S. Treasury 1.625% 2020	25,000	24,631
U.S. Treasury 1.875% 2020	275,000	270,366
U.S. Treasury 2.00% 2020	125,000	124,065
U.S. Treasury 2.25% 2020	336,000	334,505
U.S. Treasury 2.25% 2020	239,500	238,516
U.S. Treasury 2.375% 2020	660,867	659,142
U.S. Treasury 2.50% 2020	760,000	759,605
U.S. Treasury 1.125% 2021	187,250	178,640
U.S. Treasury 1.25% 2021	100,900	97,280
U.S. Treasury 1.375% 2021	232,870	225,753
U.S. Treasury 1.375% 2021	101,350	97,938
U.S. Treasury 1.75% 2021	69,250	67,192
U.S. Treasury 2.00% 2021	75,000	73,328
U.S. Treasury 2.125% 2021	394,876	390,181
U.S. Treasury 2.25% 2021	200,000	198,222
U.S. Treasury 2.25% 2021	97,270	96,168
U.S. Treasury 2.375% 2021	566,984	563,514
U.S. Treasury 2.625% 2021	20,000	20,002
U.S. Treasury 1.875% 2022	100,000	97,109
U.S. Treasury 1.875% 2022	77,000	74,530
U.S. Treasury 1.875% 2022	75,195	72,673
U.S. Treasury 2.00% 2022	180,000	174,670
U.S. Treasury 2.00% 2022	35,000	34,187
U.S. Treasury 2.125% 2022	220,000	214,405
U.S. Treasury 1.375% 2023	100,000	93,383
U.S. Treasury 1.375% 2023	36,935	34,584
U.S. Treasury 2.375% 2023	40,000	39,392
U.S. Treasury 2.50% 2023	131,046	129,701
U.S. Treasury 2.625% 2023	249,692	248,394
U.S. Treasury 2.75% 2023	280,832	280,998
U.S. Treasury 2.00% 2024	146,216	139,907
U.S. Treasury 2.00% 2024	100,000	95,606
U.S. Treasury 2.00% 2024	59,750	57,212
U.S. Treasury 2.125% 2024	462,901	444,829
U.S. Treasury 2.125% 2024	100,000	96,222
U.S. Treasury 2.125% 2024	88,500	85,401
U.S. Treasury 2.25% 2024	670,750	648,749
U.S. Treasury 2.25% 2024	64,750	62,654
U.S. Treasury 2.25% 2024	50,000	48,632
U.S. Treasury 2.00% 2025	30,000	28,521
U.S. Treasury 2.125% 2025	25,000	23,913
U.S. Treasury 2.50% 2025	1,109,800	1,089,069
U.S. Treasury 2.625% 2025	106,415	105,150
U.S. Treasury 2.75% 2025	198,830	197,913
U.S. Treasury 2.875% 2025	724,229	726,757
American Balanced Fund — Page 20 of 33

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2025	$441,845	$443,329
U.S. Treasury 2.00% 2026	72,620	68,010
U.S. Treasury 2.25% 2027	287,283	272,839
U.S. Treasury 2.25% 2027	80,250	76,530
U.S. Treasury 2.375% 2027	4,350	4,185
U.S. Treasury 2.75% 2028	46,018	45,579
U.S. Treasury 2.875% 2028	566,946	567,655
U.S. Treasury 5.375% 2031	20,000	25,255
U.S. Treasury 2.75% 2042	32,950	31,637
U.S. Treasury 2.875% 2043	36,410	35,688
U.S. Treasury 3.125% 2043	48,025	49,188
U.S. Treasury 3.125% 2044	39,797	40,767
U.S. Treasury 3.625% 2044	25,000	27,832
U.S. Treasury 2.50% 2045	115,000	104,609
U.S. Treasury 3.00% 2045	25,000	25,039
U.S. Treasury 3.00% 2045	25,000	25,036
U.S. Treasury 2.50% 2046	52,120	47,253
U.S. Treasury 2.875% 2046	370,000	361,545
U.S. Treasury 2.75% 2047	433,849	413,124
U.S. Treasury 3.00% 2047	70,902	70,962
U.S. Treasury 3.00% 2048	717,093	717,903
U.S. Treasury 3.125% 2048	74,830	76,761
		14,744,012
U.S. Treasury inflation-protected securities 2.01%
U.S. Treasury Inflation-Protected Security 2.125% 2019[9]	58,340	58,811
U.S. Treasury Inflation-Protected Security 0.125% 2021[9]	105,699	104,100
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	102,338	99,509
U.S. Treasury Inflation-Protected Security 0.625% 2024[9]	352,744	352,393
U.S. Treasury Inflation-Protected Security 0.375% 2025[9]	275,187	270,403
U.S. Treasury Inflation-Protected Security 2.375% 2025[9]	66,450	73,700
U.S. Treasury Inflation-Protected Security 0.125% 2026[9]	167,216	160,239
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	353,070	343,113
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	38,916	37,866
U.S. Treasury Inflation-Protected Security 0.50% 2028[9]	479,871	398,776
U.S. Treasury Inflation-Protected Security 1.75% 2028[9]	32,167	35,167
U.S. Treasury Inflation-Protected Security 0.75% 2042[9]	53,786	52,517
U.S. Treasury Inflation-Protected Security 1.375% 2044[9]	127,321	142,104
U.S. Treasury Inflation-Protected Security 1.00% 2046[9]	119,629	123,182
U.S. Treasury Inflation-Protected Security 0.875% 2047[9]	229,090	228,931
U.S. Treasury Inflation-Protected Security 1.00% 2048[9]	138,523	115,129
		2,595,940
Total U.S. Treasury bonds & notes		17,339,952
Mortgage-backed obligations 8.10%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,7,8]	35,014	35,443
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 3.716% 2033[7,8]	1,191	1,221
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[8]	3,370	3,329
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[8]	15,265	15,450
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 4.091% 2023[3,7,8]	64	64
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.041% 2024[7,8]	104	105
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 3.691% 2024[3,7,8]	316	318
American Balanced Fund — Page 21 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	$416	$456
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	312	349
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[8]	435	468
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[8]	679	731
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[8]	1,902	1,941
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.6167% 2048[8]	5,600	5,634
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,8]	9,500	9,788
Fannie Mae 4.50% 2025[8]	2,148	2,220
Fannie Mae 4.50% 2025[8]	1,977	2,043
Fannie Mae 3.00% 2032[8]	49,119	48,857
Fannie Mae 3.5% 2033[8]	333,683	338,106
Fannie Mae 3.50% 2033[8]	67,370	68,230
Fannie Mae 3.50% 2033[8,10]	66,165	66,881
Fannie Mae 3.5% 2033[8]	51,776	52,462
Fannie Mae 3.50% 2033[8,10]	13,836	14,000
Fannie Mae 3.50% 2033[8]	8,504	8,612
Fannie Mae 5.50% 2033[8]	1,980	2,153
Fannie Mae 5.50% 2033[8]	1,801	1,960
Fannie Mae 5.50% 2033[8]	215	233
Fannie Mae 4.50% 2034[8]	6,733	7,044
Fannie Mae 5.00% 2035[8]	711	759
Fannie Mae 6.50% 2035[8]	1,894	2,113
Fannie Mae 3.00% 2036[8]	92,630	91,281
Fannie Mae 3.00% 2036[8]	25,985	25,647
Fannie Mae 3.00% 2036[8]	5,169	5,102
Fannie Mae 6.00% 2036[8]	598	659
Fannie Mae 3.00% 2037[8]	125,077	123,450
Fannie Mae 3.00% 2037[8]	91,861	90,523
Fannie Mae 3.00% 2037[8]	74,406	73,322
Fannie Mae 3.00% 2037[8]	45,413	44,752
Fannie Mae 3.00% 2037[8]	23,314	22,974
Fannie Mae 3.00% 2037[8]	14,381	14,172
Fannie Mae 6.00% 2037[8]	5,502	6,077
Fannie Mae 6.50% 2037[8]	1,240	1,408
Fannie Mae 6.50% 2037[8]	829	899
Fannie Mae 6.50% 2038[8]	1,666	1,838
Fannie Mae 5.50% 2039[8]	52	56
Fannie Mae 4.00% 2040[8]	2,601	2,678
Fannie Mae 4.50% 2040[8]	11,134	11,719
Fannie Mae 4.50% 2040[8]	8,987	9,458
Fannie Mae 4.50% 2040[8]	6,887	7,248
Fannie Mae 5.00% 2040[8]	7,843	8,413
Fannie Mae 5.00% 2040[8]	2,411	2,587
Fannie Mae 5.00% 2040[8]	1,031	1,107
Fannie Mae 5.00% 2040[8]	814	874
Fannie Mae 4.00% 2041[8]	9,338	9,606
Fannie Mae 4.00% 2041[8]	7,280	7,489
Fannie Mae 4.00% 2041[8]	5,835	5,995
Fannie Mae 4.00% 2041[8]	4,371	4,500
Fannie Mae 4.00% 2041[8]	2,589	2,666
Fannie Mae 4.00% 2041[8]	2,327	2,396
Fannie Mae 4.00% 2041[8]	1,166	1,198
Fannie Mae 4.50% 2041[8]	6,126	6,448
Fannie Mae 5.00% 2041[8]	1,433	1,538
Fannie Mae 5.00% 2041[8]	1,277	1,370
American Balanced Fund — Page 22 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[8]	$1,034	$1,109
Fannie Mae 5.00% 2041[8]	994	1,063
Fannie Mae 5.00% 2041[8]	937	998
Fannie Mae 5.00% 2041[8]	799	857
Fannie Mae 5.00% 2041[8]	784	834
Fannie Mae 5.00% 2041[8]	589	632
Fannie Mae 5.00% 2041[8]	481	514
Fannie Mae 5.00% 2041[8]	373	401
Fannie Mae 5.00% 2041[8]	307	330
Fannie Mae 5.00% 2041[8]	176	189
Fannie Mae 5.00% 2041[8]	129	137
Fannie Mae 5.00% 2041[8]	107	115
Fannie Mae 5.00% 2041[8]	96	102
Fannie Mae 5.00% 2041[8]	63	68
Fannie Mae 5.00% 2041[8]	37	40
Fannie Mae 5.00% 2041[8]	19	21
Fannie Mae 5.00% 2041[8]	13	13
Fannie Mae 3.00% 2042[8]	4,098	4,004
Fannie Mae 3.50% 2042[8]	17,088	17,149
Fannie Mae 4.00% 2042[8]	20,628	21,238
Fannie Mae 4.00% 2042[8]	11,448	11,777
Fannie Mae 4.00% 2042[8]	7,665	7,907
Fannie Mae 4.00% 2042[8]	6,915	7,118
Fannie Mae 4.00% 2042[8]	5,530	5,689
Fannie Mae 4.00% 2042[8]	2,161	2,220
Fannie Mae 4.00% 2042[8]	1,703	1,750
Fannie Mae 5.00% 2042[8]	247	262
Fannie Mae 3.50% 2043[8]	21,890	21,928
Fannie Mae 3.50% 2043[8]	14,428	14,448
Fannie Mae 3.50% 2043[8]	10,630	10,645
Fannie Mae 3.50% 2043[8]	4,673	4,679
Fannie Mae 3.50% 2043[8]	2,058	2,061
Fannie Mae 3.50% 2043[8]	1,394	1,397
Fannie Mae 4.00% 2043[8]	13,528	13,855
Fannie Mae 4.00% 2043[8]	11,136	11,465
Fannie Mae 4.00% 2043[8]	6,709	6,902
Fannie Mae 4.00% 2043[8]	2,491	2,555
Fannie Mae 4.00% 2043[8]	467	482
Fannie Mae 4.00% 2043[8]	346	358
Fannie Mae 4.00% 2043[8]	297	305
Fannie Mae 4.50% 2043[8]	10,634	11,140
Fannie Mae 3.50% 2044[8]	70,862	70,870
Fannie Mae 3.50% 2045[8]	48,733	48,658
Fannie Mae 3.50% 2045[8]	17,492	17,508
Fannie Mae 3.50% 2045[8]	12,643	12,622
Fannie Mae 4.00% 2045[8]	60,876	62,629
Fannie Mae 4.00% 2045[8]	59,479	61,191
Fannie Mae 4.00% 2045[8]	32,984	33,934
Fannie Mae 4.00% 2045[8]	29,630	30,446
Fannie Mae 4.00% 2045[8]	19,592	20,132
Fannie Mae 4.00% 2045[8]	14,506	14,888
Fannie Mae 3.00% 2046[8]	182,399	176,969
Fannie Mae 3.50% 2046[8]	85,333	85,188
Fannie Mae 3.50% 2046[8]	25,239	25,237
Fannie Mae 3.50% 2046[8]	22,463	22,425
American Balanced Fund — Page 23 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2046[8]	$17,413	$17,383
Fannie Mae 3.50% 2046[8]	12,862	12,840
Fannie Mae 4.00% 2046[8]	92,749	94,719
Fannie Mae 4.00% 2046[8]	68,925	70,432
Fannie Mae 4.00% 2046[8]	29,444	30,053
Fannie Mae 4.00% 2046[8]	4,106	4,194
Fannie Mae 4.00% 2046[8]	3,986	4,085
Fannie Mae 4.00% 2046[8]	2,618	2,680
Fannie Mae 3.50% 2047[8]	104,214	103,917
Fannie Mae 3.50% 2047[8]	85,829	85,723
Fannie Mae 3.50% 2047[8]	67,678	67,502
Fannie Mae 3.50% 2047[8]	29,458	29,377
Fannie Mae 3.50% 2047[8]	20,899	20,844
Fannie Mae 3.50% 2047[8]	19,816	19,759
Fannie Mae 3.50% 2047[8]	3,135	3,129
Fannie Mae 3.50% 2047[8]	2,027	2,023
Fannie Mae 4.00% 2047[8]	103,465	105,705
Fannie Mae 4.00% 2047[8]	74,275	75,856
Fannie Mae 4.00% 2047[8]	64,209	65,635
Fannie Mae 4.00% 2047[8]	53,620	54,789
Fannie Mae 4.00% 2047[8]	48,378	49,394
Fannie Mae 4.00% 2047[8]	37,410	38,348
Fannie Mae 4.00% 2047[8]	18,864	19,265
Fannie Mae 4.0% 2047[8]	11,282	11,514
Fannie Mae 4.00% 2047[8]	9,114	9,313
Fannie Mae 4.00% 2047[8]	8,024	8,195
Fannie Mae 4.50% 2047[8]	16,835	17,575
Fannie Mae 6.50% 2047[8]	119	128
Fannie Mae 6.50% 2047[8]	60	64
Fannie Mae 7.00% 2047[8]	97	106
Fannie Mae 7.00% 2047[8]	86	93
Fannie Mae 7.00% 2047[8]	78	85
Fannie Mae 7.00% 2047[8]	9	10
Fannie Mae 3.50% 2048[8]	287,538	286,601
Fannie Mae 3.50% 2048[8]	21,391	21,301
Fannie Mae 3.50% 2048[8]	9,335	9,308
Fannie Mae 4.00% 2048[8]	394,694	403,094
Fannie Mae 4.00% 2048[8]	134,449	137,393
Fannie Mae 4.00% 2048[8,10]	125,375	127,638
Fannie Mae 4.00% 2048[8]	73,375	74,983
Fannie Mae 4.00% 2048[8,10]	53,256	54,294
Fannie Mae 4.00% 2048[8,10]	35,219	35,823
Fannie Mae 4.00% 2048[8]	22,001	22,469
Fannie Mae 4.00% 2048[8]	12,176	12,435
Fannie Mae 4.00% 2048[8]	10,173	10,396
Fannie Mae 4.00% 2048[8]	8,175	8,349
Fannie Mae 4.00% 2048[8]	4,881	4,988
Fannie Mae 4.50% 2048[8]	137,563	144,155
Fannie Mae 4.50% 2048[8]	108,949	113,571
Fannie Mae 4.50% 2048[8]	74,864	78,185
Fannie Mae 4.50% 2048[8]	71,000	74,156
Fannie Mae 4.50% 2048[8,10]	53,383	55,407
Fannie Mae 4.50% 2048[8,10]	49,143	51,082
Fannie Mae 4.50% 2048[8]	34,151	35,964
Fannie Mae 4.50% 2048[8,10]	7,474	7,783
American Balanced Fund — Page 24 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2048[8]	$6,630	$6,931
Fannie Mae 4.50% 2048[8]	5,605	5,853
Fannie Mae, Series 2001-4, Class NA, 9.178% 2025[7,8]	1	1
Fannie Mae, Series 2001-20, Class D, 11.012% 2031[7,8]	—	—
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[8]	191	217
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	115	127
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[8]	245	280
Fannie Mae, Series 2002-W1, Class 2A, 5.839% 2042[7,8]	266	288
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[8]	19,457	19,084
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[8]	13,934	13,752
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.297% 2023[7,8]	15,641	15,765
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[7,8]	19,245	19,439
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[7,8]	16,585	16,939
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[7,8]	16,865	16,802
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[7,8]	18,000	18,302
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.568% 2026[7,8]	38,665	36,175
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[7,8]	22,406	21,647
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[8]	872	737
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[3,8]	49,278	49,421
Freddie Mac 6.50% 2027[8]	359	392
Freddie Mac 6.50% 2027[8]	221	246
Freddie Mac 6.50% 2027[8]	42	47
Freddie Mac 6.50% 2028[8]	302	333
Freddie Mac 3.00% 2033[8]	5,851	5,813
Freddie Mac 3.50% 2033[8]	22,000	22,270
Freddie Mac 3.50% 2033[8]	6,913	7,000
Freddie Mac 3.00% 2036[8]	185	182
Freddie Mac 3.00% 2037[8]	50,302	49,517
Freddie Mac 3.00% 2037[8]	48,868	48,106
Freddie Mac 5.50% 2037[8]	306	329
Freddie Mac 5.50% 2037[8]	35	38
Freddie Mac 5.50% 2038[8]	138	149
Freddie Mac 5.50% 2038[8]	56	61
Freddie Mac 6.00% 2038[8]	975	1,070
Freddie Mac 5.50% 2039[8]	221	239
Freddie Mac 4.50% 2040[8]	8,164	8,590
Freddie Mac 4.50% 2040[8]	661	695
Freddie Mac 4.50% 2041[8]	1,492	1,563
Freddie Mac 4.50% 2041[8]	1,039	1,086
Freddie Mac 4.50% 2041[8]	497	520
Freddie Mac 4.50% 2041[8]	470	494
Freddie Mac 4.50% 2041[8]	110	115
Freddie Mac 4.50% 2041[8]	50	53
Freddie Mac 5.00% 2041[8]	403	430
Freddie Mac 3.50% 2042[8]	1,404	1,409
Freddie Mac 4.00% 2042[8]	11,479	11,803
Freddie Mac 3.50% 2043[8]	1,191	1,195
Freddie Mac 4.00% 2043[8]	1,664	1,710
Freddie Mac 4.00% 2043[8]	764	785
Freddie Mac 4.00% 2043[8]	663	682
Freddie Mac 4.00% 2043[8]	359	371
Freddie Mac 3.50% 2044[8]	27,011	27,092
Freddie Mac 4.00% 2044[8]	12,381	12,672
Freddie Mac 4.00% 2044[8]	5,265	5,418
Freddie Mac 3.50% 2045[8]	4,693	4,688
American Balanced Fund — Page 25 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2045[8]	$293	$293
Freddie Mac 3.50% 2045[8]	23	23
Freddie Mac 4.00% 2045[8]	68,058	69,984
Freddie Mac 4.00% 2045[8]	32,083	33,081
Freddie Mac 4.00% 2045[8]	18,005	18,565
Freddie Mac 4.00% 2045[8]	11,260	11,579
Freddie Mac 4.00% 2045[8]	5,042	5,160
Freddie Mac 3.50% 2046[8]	47,897	47,731
Freddie Mac 3.50% 2046[8]	41,543	41,350
Freddie Mac 3.50% 2046[8]	17,304	17,246
Freddie Mac 3.50% 2046[8]	12,492	12,449
Freddie Mac 3.50% 2046[8]	11,732	11,693
Freddie Mac 3.50% 2046[8]	10,613	10,594
Freddie Mac 3.50% 2046[8]	6,564	6,541
Freddie Mac 3.50% 2046[8]	5,245	5,237
Freddie Mac 3.50% 2046[8]	331	330
Freddie Mac 3.50% 2046[8]	58	58
Freddie Mac 3.50% 2046[8]	38	38
Freddie Mac 4.00% 2046[8]	48,546	49,583
Freddie Mac 4.00% 2046[8]	26,816	27,447
Freddie Mac 4.00% 2046[8]	21,478	21,984
Freddie Mac 4.00% 2046[8]	14,856	15,206
Freddie Mac 4.00% 2046[8]	8,027	8,223
Freddie Mac 4.00% 2046[8]	3,261	3,338
Freddie Mac 4.00% 2046[8]	1,974	2,026
Freddie Mac 4.50% 2046[8]	2,852	2,971
Freddie Mac 4.50% 2046[8]	1,460	1,521
Freddie Mac 3.50% 2047[8]	339,022	337,466
Freddie Mac 3.50% 2047[8]	167,682	166,889
Freddie Mac 3.50% 2047[8]	48,041	47,825
Freddie Mac 3.50% 2047[8]	47,808	47,593
Freddie Mac 3.50% 2047[8]	24,351	24,239
Freddie Mac 3.50% 2047[8]	24,303	24,191
Freddie Mac 3.50% 2047[8]	13,266	13,253
Freddie Mac 3.50% 2047[8]	665	664
Freddie Mac 4.00% 2047[8]	126,936	129,584
Freddie Mac 4.00% 2047[8]	125,226	127,935
Freddie Mac 4.00% 2047[8]	114,067	116,701
Freddie Mac 4.00% 2047[8]	68,407	69,834
Freddie Mac 4.00% 2047[8]	47,828	48,802
Freddie Mac 4.00% 2047[8]	14,774	15,117
Freddie Mac 4.00% 2047[8]	7,325	7,483
Freddie Mac 4.00% 2047[8]	5,218	5,325
Freddie Mac 4.00% 2047[8]	4,668	4,771
Freddie Mac 3.50% 2048[8]	37,033	36,859
Freddie Mac 4.00% 2048[8]	181,740	185,386
Freddie Mac 4.00% 2048[8]	64,739	66,065
Freddie Mac 4.00% 2048[8]	60,013	61,230
Freddie Mac 4.00% 2048[8]	31,688	32,338
Freddie Mac 4.00% 2048[8]	2,410	2,459
Freddie Mac 4.00% 2048[8]	1,554	1,586
Freddie Mac 4.50% 2048[8,10]	33,709	35,022
Freddie Mac 4.50% 2048[8]	13,691	14,270
Freddie Mac 4.50% 2048[8,10]	8,791	9,149
Freddie Mac 2040[7,8]	60	63
American Balanced Fund — Page 26 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #760014 2.978% 2045[7,8]	$5,451	$5,452
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 5.491% 2023[7,8]	668	671
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.741% 2024[7,8]	5,547	5,625
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.291% 2024[7,8]	17,363	17,894
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 4.591% 2024[7,8]	1,743	1,752
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.041% 2025[7,8]	9,316	9,562
Freddie Mac, Series T-041, Class 3A, 5.569% 2032[7,8]	1,332	1,394
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	2,322	2,437
Freddie Mac, Series KS01, Class A1, Multi Family, 1.693% 2022[8]	1,623	1,595
Freddie Mac, Series K019, Class A2, Multi Family, 2.272% 2022[8]	16,000	15,608
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[8]	16,555	16,182
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[8]	17,125	16,620
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[8]	1,075	1,053
Freddie Mac, Series K034, Class A1, Multi Family, 2.669% 2023[8]	5,575	5,549
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[8]	44,445	44,196
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[8]	18,400	18,304
Freddie Mac, Series K056, Class A1, Multi Family, 2.20% 2025[8]	22,228	21,286
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[8]	13,505	13,229
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[8]	37,740	35,882
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[8]	28,540	27,940
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[8]	49,815	49,078
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[7,8]	20,520	20,135
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[7,8]	55,295	54,754
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[8]	17,500	17,589
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[8]	27,510	27,565
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[8]	24,286	24,132
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[7,8]	38,730	39,420
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[8]	98,604	102,162
Freddie Mac, Series K077, Class A2, Multi Family, 3.90% 2028	40,910	42,257
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2049[8]	28,420	28,074
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[8]	2,224	1,884
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[8]	1,492	1,248
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[8]	116,865	113,464
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 2056[8]	66,389	65,497
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[7,8]	72,627	70,917
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	109,497	106,880
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[8]	19,726	19,315
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[7,8]	27,952	27,249
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	30,221	29,683
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	21,619	21,253
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[8]	27,978	29,207
Government National Mortgage Assn. 6.00% 2038[8]	3,687	4,076
Government National Mortgage Assn. 4.00% 2039[8]	1,373	1,409
Government National Mortgage Assn. 4.00% 2039[8]	1,169	1,199
Government National Mortgage Assn. 4.00% 2039[8]	714	733
Government National Mortgage Assn. 4.00% 2040[8]	10,552	10,926
Government National Mortgage Assn. 4.00% 2040[8]	7,300	7,538
Government National Mortgage Assn. 4.00% 2040[8]	2,037	2,109
Government National Mortgage Assn. 4.00% 2040[8]	1,971	2,042
Government National Mortgage Assn. 4.00% 2040[8]	1,737	1,791
Government National Mortgage Assn. 4.00% 2040[8]	1,056	1,088
Government National Mortgage Assn. 4.00% 2040[8]	1,015	1,046
Government National Mortgage Assn. 4.00% 2041[8]	14,754	15,207
Government National Mortgage Assn. 4.00% 2041[8]	2,196	2,262
Government National Mortgage Assn. 4.00% 2041[8]	1,058	1,090
American Balanced Fund — Page 27 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2041[8]	$235	$242
Government National Mortgage Assn. 4.00% 2044[8]	137	142
Government National Mortgage Assn. 4.50% 2045[8]	11,551	12,172
Government National Mortgage Assn. 4.5% 2045[8]	270	285
Government National Mortgage Assn. 4.00% 2047[8]	117,754	120,821
Government National Mortgage Assn. 4.00% 2047[8]	106,973	110,147
Government National Mortgage Assn. 4.00% 2047[8]	13,959	14,323
Government National Mortgage Assn. 4.00% 2047[8]	11,366	11,663
Government National Mortgage Assn. 3.50% 2048[8,10]	281,700	282,712
Government National Mortgage Assn. 3.50% 2048[8]	129,596	130,210
Government National Mortgage Assn. 4.00% 2048[8]	310,770	318,866
Government National Mortgage Assn. 4.00% 2048[8,10]	147,273	150,917
Government National Mortgage Assn. 4.00% 2048[8,10]	113,777	116,424
Government National Mortgage Assn. 4.50% 2048[8,10]	102,894	106,963
Government National Mortgage Assn. 4.50% 2048[8]	73,843	76,815
Government National Mortgage Assn. 4.50% 2048[8]	73,117	76,085
Government National Mortgage Assn. 4.50% 2048[8,10]	61,971	64,316
Government National Mortgage Assn. 5.082% 2061[8]	558	566
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[8]	5,000	5,026
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[8]	5,129	5,166
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,8]	5,592	5,720
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[7,8]	1,422	1,421
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[8]	4,000	4,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[8]	3,380	3,343
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,8]	14,570	14,629
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[2,3,8]	1,705	1,699
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 2027[2,3,8]	3,155	3,130
Royal Bank of Canada 1.875% 2020[8]	18,000	17,720
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,8]	47,093	47,638
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,7,8]	68,847	67,671
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.209% 2051[7,8]	8,481	8,708
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class IIA6, 3.911% 2035[7,8]	3,818	3,942
Westpac Banking Corp. 2.25% 2020[3,8]	12,500	12,282
		10,463,572
Asset-backed obligations 0.79%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,8]	16,535	16,547
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,8]	15,000	14,785
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,8]	14,000	13,883
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[3,8]	1,150	1,136
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 2020[8]	526	526
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[8]	1,020	1,005
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[8]	4,875	4,872
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 3.369% 2025[3,7,8]	16,608	16,626
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[3,8]	50	50
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 3.358% 2025[3,7,8]	19,632	19,656
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[8]	19,600	19,397
Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00% 2023[8]	40,000	39,437
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 2021[3,8]	2,500	2,498
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 3.312% 2026[3,7,8]	11,320	11,332
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[8]	16,725	16,630
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[3,8]	453	447
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[3,8]	7,873	7,854
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,8]	810	810
American Balanced Fund — Page 28 of 33

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,8]	$10,350	$10,412
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,8]	960	970
CWABS, Inc., Series 2004-BC1, Class M1, (1-month USD-LIBOR + 0.50%) 2.841% 2034[7,8]	1,713	1,705
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[8]	7,595	7,555
Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20% 2020[3,8]	1,668	1,670
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[3,8]	1,645	1,646
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,8]	916	917
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,8]	2,303	2,306
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,8]	8,378	8,393
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,8]	4,076	4,094
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[3,8]	4,665	4,666
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[3,8]	1,214	1,216
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[3,8]	3,810	3,794
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,8]	5,277	5,247
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[3,8]	7,345	7,288
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 2.852% 2030[7,8]	6,542	6,569
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 2020[3,8]	3,600	3,598
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 2020[3,8]	1,316	1,316
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,8]	8,500	8,389
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[3,8]	8,880	8,813
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,8]	35,370	34,667
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,8]	33,450	33,026
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[3,8]	64,610	63,318
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,8]	149,970	147,768
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[8]	22,500	22,214
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[8]	14,390	14,192
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[3,8]	30,735	30,495
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,8]	5,167	5,162
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,8]	5,505	5,414
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[3,8]	9,113	9,018
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[3,8]	23,825	23,321
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[8]	10	10
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 2020[8]	76	76
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 2020[8]	2,815	2,810
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	8,680	8,676
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[8]	5,555	5,535
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[8]	3,400	3,401
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[8]	90	90
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[8]	9,559	9,568
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[8]	3,000	3,004
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 2027[3,8]	1,770	1,748
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 3.141% 2035[3,7,8]	2,589	2,608
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,8]	12,392	12,233
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 2.732% 2030[7,8]	4,550	4,573
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 2.982% 2033[7,8]	12,240	12,446
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 3.378% 2025[3,7,8]	47,545	47,593
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[3,8]	2,093	2,057
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,8]	4,867	4,832
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[3,8]	558	550
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[3,8]	12,947	12,843
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,8]	6,035	5,994
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[3,8]	12,887	13,150
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[3,8]	35,021	34,522
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[3,8]	18,924	18,612
American Balanced Fund — Page 29 of 33

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[3,8]	$16,300	$16,135
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[3,8]	44,210	43,599
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[3,8]	48,825	48,284
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[3,8]	3,292	3,288
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[3,8]	2,614	2,618
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[8]	33,000	32,871
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[8]	299	299
		1,020,675
Bonds & notes of governments & government agencies outside the U.S. 0.45%
CPPIB Capital Inc. 1.25% 2019[3]	23,300	22,913
CPPIB Capital Inc. 2.375% 2021[3]	26,000	25,623
CPPIB Capital Inc. 2.25% 2022[3]	25,714	25,081
CPPIB Capital Inc. 2.75% 2027[3]	26,400	25,434
Israel (State of) 3.15% 2023	35,000	34,672
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	9,967
Manitoba (Province of) 3.05% 2024	13,500	13,359
Ontario (Province of) 2.55% 2021	25,200	24,951
Ontario (Province of) 3.20% 2024	10,000	9,972
Portuguese Republic 5.125% 2024	128,585	133,488
Qatar (State of) 3.875% 2023[3]	29,400	29,434
Qatar (State of) 4.50% 2028[3]	23,370	23,629
Qatar (State of) 5.103% 2048[3]	24,295	24,276
Quebec (Province of) 2.375% 2022	51,867	50,752
Quebec (Province of) 2.75% 2027	26,000	25,030
Saudi Arabia (Kingdom of) 4.00% 2025[3]	42,305	42,158
Saudi Arabia (Kingdom of) 3.625% 2028[3]	17,150	16,344
Saudi Arabia (Kingdom of) 4.50% 2030[3]	9,985	9,993
Saudi Arabia (Kingdom of) 4.625% 2047[3]	11,090	10,364
Swedish Export Credit Corp. 2.875% 2023 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5Y + 1.45% on 11/14/2018)[3,5]	3,000	2,982
United Mexican States 4.15% 2027	24,375	24,058
		584,480
Municipals 0.27% Illinois 0.16%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[8]	222,845	211,244
California 0.04%
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,700	1,699
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	18,925	18,711
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	11,844
Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	21,017
		53,271
New Jersey 0.03%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.11% 2028[7]	5,000	4,955
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,253
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,164
		32,372
American Balanced Fund — Page 30 of 33

unaudited
Bonds, notes & other debt instruments Municipals (continued) Florida 0.02%	Principal amount (000)	Value (000)
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	$4,000	$4,013
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,355
		20,368
Michigan 0.01%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 2.146% 2032[7]	5,000	4,782
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	9,000	9,176
		13,958
New York 0.01%
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-1, 2.042% 2021	2,247	2,239
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,625	2,647
		4,886
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	395	409
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	775	786
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	2,595	2,712
		3,907
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,175	1,218
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	470	478
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043[8]	494	464
		342,166
Federal agency bonds & notes 0.24%
Fannie Mae 2.00% 2022	30,000	29,262
Fannie Mae 2.125% 2026	45,510	42,754
Fannie Mae 6.25% 2029	4,000	5,140
Federal Home Loan Bank 2.375% 2020	200,000	199,425
Federal Home Loan Bank 5.50% 2036	600	783
Private Export Funding Corp. 3.55% 2024	25,897	26,725
		304,089
Miscellaneous 0.02%
Other bonds & notes in initial period of acquisition		29,206
Total bonds, notes & other debt instruments (cost: $48,216,449,000)		47,611,781
Short-term securities 4.61%
Apple Inc. 2.08% due 9/12/2018[3]	100,000	99,570
Army and Air Force Exchange Service 1.92% due 7/2/2018[3]	80,000	79,987
CAFCO, LLC 2.26% due 8/15/2018[3]	35,000	34,905
American Balanced Fund — Page 31 of 33

unaudited
Short-term securities	Principal amount (000)	Value (000)
Chevron Corp. 2.02%–2.04% due 8/14/2018–8/21/2018[3]	$125,000	$124,649
Ciesco LLC 2.23% due 8/28/2018[3]	25,000	24,910
CRC Funding, LLC 2.25% due 9/11/2018[3]	50,000	49,775
Eli Lilly and Co. 1.96% due 7/16/2018[3]	50,000	49,955
ExxonMobil Corp. 1.93%–2.03% due 7/23/2018–9/5/2018	190,000	189,571
Fannie Mae 1.32%–1.81% due 7/2/2018–7/24/2018	170,000	169,909
Federal Home Loan Bank 1.55%–1.93% due 7/2/2018–9/28/2018	675,700	674,476
Freddie Mac 1.80% due 7/18/2018–7/20/2018	143,900	143,784
PepsiCo Inc. 1.98%–1.99% due 8/6/2018–8/7/2018[3]	100,000	99,785
Pfizer Inc. 1.88% due 8/13/2018[3]	50,000	49,872
U.S. Treasury Bills 1.53%–2.24% due 7/5/2018–6/20/2019	4,103,300	4,068,659
Wal-Mart Stores, Inc. 1.93%–2.00% due 7/3/2018–7/20/2018[3]	100,000	99,930
Total short-term securities (cost: $5,961,425,000)		5,959,737
Total investment securities 100.65% (cost: $103,504,572,000)		130,007,085
Other assets less liabilities (0.65)%		(838,902)
Net assets 100.00%		$129,168,183
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $149,629,000, which represented .12% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,406,269,000, which represented 4.19% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Step bond; coupon rate may change at a later date.
[6]	Value determined using significant unobservable inputs.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Purchased on a TBA basis.

Key to abbreviations
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Econ. = Economic
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
TBA = To-be-announced
American Balanced Fund — Page 32 of 33

unaudited
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-011-0818O-S66049	American Balanced Fund — Page 33 of 33

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Balanced Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Balanced Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

By /s/Hong T. Le, Treasurer
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 31, 2018